UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.2%

Arizona — 1.4%
Pima County, COP
3.000%, 06/01/10	$2,000	$2,017
Pima County, Industrial Development Authority, Ser 2835, RB
0.300%, 12/07/09 (A)	8,125	8,125

		10,142

Arkansas — 0.6%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB
Pre-Refunded @ 100
7.375%, 02/01/10 (B)	4,400	4,447

California — 2.4%
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.220%, 12/01/09 (A)	13,905	13,905
Eclipse Funding Trust
0.300%, 12/03/09 (A)(C)	3,930	3,930

		17,835

Colorado — 11.4%
Central Platte Valley, Metropolitan District, Ser B, GO
3.000%, 12/01/09 (A)(C)	4,485	4,485
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.250%, 12/03/09 (A)(C)	6,055	6,055
Colorado State, Educational & Cultural Facilities Authority, Linfield Christian School Project, RB
0.260%, 12/03/09 (A)(C)	8,125	8,125
Colorado State, Health Facilities Authority, RB, FSA
0.250%, 12/02/09 (A)	13,015	13,015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Winridge Apartments Project, RB
0.270%, 12/02/09 (A)	$7,000	$7,000
Cornerstone, Metropolitan District No. 1, RB
0.270%, 12/03/09 (A)(C)	7,675	7,675
El Paso County, School District No. 20, Ser K06, GO, FSA
0.230%, 12/07/09 (A)	3,200	3,200
Fort Collins, Pollution Control, Ser 2036, RB
0.350%, 12/05/09 (A)	9,685	9,685
JP Morgan Chase Putters, Ser 3272, RB, AMBAC
0.520%, 12/04/09 (A)	20,230	20,230
Southglenn, Metropolitan District, RB
0.270%, 12/03/09 (A)(C)	5,000	5,000
Thornton, Multi-Family Housing Authority, Quaile Ridge Project, Ser A, RB
0.300%, 12/01/09 (A)	450	450

		84,920

Connecticut — 0.8%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.270%, 12/02/09 (A)(C)	5,725	5,725

Delaware — 1.0%
Delaware State, Economic Development Authority, School House Project, RB
0.450%, 12/02/09 (A)(C)	3,650	3,650
New Castle County, University Courtyard Apartments Project, RB
0.230%, 12/03/09 (A)(C)	3,860	3,860

		7,510

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 10.8%
Austin Trust , Variable Certificates, Ser 2007-1036, COP, AMBAC
0.370%, 12/01/09 (A)	$7,100	$7,100
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.270%, 12/03/09 (A)	16,350	16,350
Eclipse Funding Trust, RB
0.150%, 12/01/09 (A)(C)	3,000	3,000
Eclipse Funding Trust, RB
0.300%, 12/06/09 (A)(C)	5,230	5,230
Florida State, Board of Education, Ser 2929, GO
0.250%, 12/07/09 (A)	3,300	3,300
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.200%, 12/03/09 (A)	200	200
Hillsborough, Community College Foundation, RB
0.240%, 12/01/09 (A)(C)	9,000	9,000
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.450%, 12/01/09 (A)(C)	3,600	3,600
Miami-Dade County, Health Facilities Authority, RB, NATL
0.250%, 12/02/09 (A)(C)	23,400	23,400
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.230%, 12/01/09 (A)(C)	4,000	4,000
Wells Fargo, Stage Trust, Ser 23C, RB
0.230%, 12/03/09 (A)	4,900	4,900

		80,080

Georgia — 1.8%
Gwinnett County, Multi-Family Housing Authority, Greens Apartments Project, RB
0.270%, 12/02/09 (A)	6,300	6,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Putnam County, Development Authority, Power Company Pilot Branch Project, RB
0.090%, 12/01/09 (A)	$5,725	$5,725
Smyrna, Housing Authority, F&M Villages Project, RB
0.250%, 12/02/09 (A)	1,000	1,000

		13,025

Illinois — 11.0%
Bloomington , GO
0.300%, 12/07/09 (A)	1,100	1,100
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.350%, 12/05/09 (A)	4,495	4,495
Deutsche Bank Spears/Lifers Trust, Ser 308, GO, FGIC
0.250%, 12/03/09 (A)	16,960	16,960
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, FSA
0.250%, 12/01/09 (A)	5,110	5,110
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.250%, 12/05/09 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.250%, 12/01/09 (A)	4,175	4,175
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.270%, 12/07/09 (A)	3,215	3,215
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL
0.270%, 12/07/09 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.800%, 12/02/09 (A)(C)	1,100	1,100
Illinois State, Development Finance Authority, Creative Children’s Academy Project, RB
1.400%, 12/03/09 (A)(C)	2,100	2,100

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.330%, 12/02/09 (A)(C)	$1,000	$1,000
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.330%, 12/02/09 (A)(C)	2,200	2,200
Illinois State, Development Finance Authority, University of Chicago Medical Center Project, Ser B-1, RB
0.130%, 12/01/09 (A)(C)	2,500	2,500
JP Morgan Chase Putters, Ser 3258, GO, FGIC
0.520%, 12/07/09 (A)	7,270	7,332
Lake County, Community Consolidated School District No. 73, Ser 329, GO, FGIC
0.320%, 12/03/09 (A)	175	175
Lake County, School District No. 109-Deerfield, GO
0.300%, 12/01/09 (A)	5,000	5,000
Macon County, Decatur Family YMCA Project, RB
0.300%, 12/02/09 (A)(C)	8,700	8,700
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.450%, 12/01/09 (A)(C)	2,100	2,100
Skokie, Economic Development Authority, Skokie Fashion Square Project, RB
0.680%, 12/03/09 (A)(C)	4,350	4,350
Southwestern Illinois, Development Authority, Arizon Company Project, RB
0.310%, 12/01/09 (A)(C)	2,800	2,800

		81,598

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 6.0%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.250%, 12/03/09 (A)	$10,490	$10,490
East Porter County, School Building Corporation, Downtown Smyrna Project, Ser DB 144, RB, NATL
0.270%, 12/03/09 (A)	5,190	5,190
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.800%, 12/03/09 (A)(C)	3,400	3,400
Indiana State, Development Finance Authority, RB
0.390%, 12/05/09 (A)(C)	1,065	1,065
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.260%, 12/07/09 (A)(C)	100	100
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 04/01/10 (A)	2,600	2,601
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.260%, 12/03/09 (A)(C)	9,215	9,215
Indiana State, Industrial Development Authority, Goodwill Industries Center Project, RB
0.500%, 12/03/09 (A)(C)	910	910
Indiana State, Transportation Finance Authority, Highway Restoration Project, RB
0.220%, 12/01/09 (A)	3,100	3,100

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Zionsville, Community Schools Building Authority, Ser 47, RB, FSA
0.400%, 12/01/09 (A)(C)	$8,190	$8,190

		44,261

Iowa — 1.2%
Iowa State, Finance Authority, Museum of Art Foundation Project, RB
0.220%, 12/01/09 (A)(C)	100	100
Iowa State, Finance Authority, RB
0.220%, 12/01/09 (A)(C)	1,400	1,400
Iowa State, Higher Education Loan Authority, Private College - Morningside College Project, RB
0.220%, 12/01/09 (A)(C)	790	790
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.240%, 12/01/09 (A)(C)	4,000	4,000
Iowa State, Higher Education Loan Authority, Ser E, RB
2.150%, 05/20/10 (C)	2,500	2,512

		8,802

Kansas — 0.4%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.250%, 12/03/09 (A)	3,000	3,000

Kentucky — 0.8%
Hardin County, Water District No. 1, RB
0.270%, 12/03/09 (A)(C)	1,370	1,370
Williamstown, League of Cities , Funding Trust, Ser B, RB
0.230%, 12/04/09 (A)(C)	4,900	4,900

		6,270

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 0.1%
Maryland State, Washington Suburban Sanitation District, Ser A, GO
0.310%, 12/01/09 (A)	$900	$900

Massachusetts — 8.1%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.250%, 12/03/09 (A)	4,500	4,500
Macon Trust, Variable Certificates, Ser 2007, RB
0.720%, 12/01/09 (A)(C)	1,200	1,200
0.720%, 12/03/09 (A)(C)	24,294	24,294
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.230%, 12/04/09 (A)(C)	3,885	3,885
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.260%, 12/03/09 (A)(C)	4,280	4,280
Massachusetts State, Development Finance Agency, Exploration School, RB
0.270%, 12/03/09 (A)(C)	2,750	2,750
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.270%, 12/03/09 (A)(C)	2,535	2,535
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.260%, 12/03/09 (A)	2,800	2,800
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.350%, 12/02/09 (A)(C)	500	500

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, RB
0.250%, 12/03/09 (A)	$6,550	$6,550
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.200%, 12/04/09 (A)	2,300	2,300
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 51, GO, AMBAC
0.200%, 12/04/09 (A)(C)	2,100	2,100
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.200%, 12/02/09 (A)(C)	2,800	2,800

		60,494

Michigan — 2.8%
Detroit City, School District, Ser 2954, GO, FSA
0.320%, 12/05/09 (A)	10,360	10,360
Michigan State, Municipal Bond Authority, Ser C-1, RB
3.000%, 08/20/10	10,000	10,113

		20,473

Minnesota — 2.6%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.220%, 12/01/09 (A)(C)	300	300
Austin, Industrial Development Authority, Supervalu Project, RB
0.360%, 12/02/09 (A)(C)	3,325	3,325
Roseville, Housing Revenue Authority, Eaglecrest Project, RB
0.250%, 12/07/09 (A)(C)	6,250	6,250
Scott County, GAN
3.750%, 12/01/09	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.220%, 12/01/09 (A)(C)	$6,215	$6,215

		19,090

Mississippi — 0.8%
Mississippi State, Business Finance Corporation, King Edward Hotel Project, RB
0.230%, 12/02/09 (A)(C)	5,900	5,900

Missouri — 2.0%
Kansas City, Industrial Development Authority, Woodlands Partners Project, RB
0.250%, 12/03/09 (A)	4,045	4,045
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.250%, 12/07/09 (A)(C)	3,300	3,300
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.170%, 12/01/09 (A)	320	320
Missouri State, Public Utilities Commission, Interim Construction Notes, RB
2.250%, 08/01/10	7,300	7,360

		15,025

Nebraska — 2.7%
Central Plains, Energy Project, RB
0.250%, 12/01/09 (A)	15,000	15,000
Douglas County, Hospital Authority No. 3, RB
0.250%, 12/03/09 (A)	5,030	5,030

		20,030

Nevada — 0.3%
Clark County, Public Facilities Project, Ser A, GO
3.000%, 06/01/10	2,250	2,267

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 2.1%
Merrimack County, TAN
3.250%, 12/30/09	$6,500	$6,501
New Hampshire State, Health & Education Facilities Authority, New London Hospital Project, RB
0.280%, 12/07/09 (A)(C)	8,750	8,750

		15,251

New Jersey — 0.9%
New Jersey State, Health Care Facilities Financing Authority, Southern Ocean County Hospital Project, RB
0.190%, 12/03/09 (A)(C)	1,000	1,000
New Jersey State, Turnpike Authority, Ser C, RB
0.270%, 12/07/09 (A)(C)	400	400
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	2,000	2,015
Newark, General Improvement Authority, Ser G, BAN
3.250%, 04/14/10	3,000	3,012

		6,427

New Mexico — 0.9%
New Mexico State, Municipal Energy Acquisition Authority, RB
0.270%, 12/01/09 (A)	7,000	7,000

New York — 6.0%
Lewiston-Porter, Central School District, BAN
2.000%, 07/29/10	1,045	1,051
Metropolitan New York, Transportation Authority, Ser E-2, RB
0.230%, 12/03/09 (A)(C)	4,700	4,700
New York City, Convention Center Development Authority, Ser 2364, RB
0.240%, 12/03/09 (A)	14,770	14,770

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, RB
0.270%, 12/06/09 (A)	$13,820	$13,820
New York State, Housing Finance Agency, Baisley Park Gardens Project, Ser A, RB
0.210%, 12/01/09 (A)(C)	4,700	4,700
New York State, Local Government Services, Ser A, RB
0.250%, 12/02/09 (A)(C)	200	200
New York State, Local Government Services, Ser E, RB
0.180%, 12/02/09 (A)(C)	2,000	2,000
Syracuse, Ser A, RAN
2.000%, 06/30/10	3,610	3,627

		44,868

Ohio — 0.6%
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.390%, 12/04/09 (A)(C)	1,050	1,050
Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.500%, 12/03/09 (A)(C)	430	430
Ohio University, Ser A, RB, FSA
4.000%, 12/01/09	850	850
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.290%, 12/02/09 (A)	2,200	2,200

		4,530

Oklahoma — 0.8%
Tulsa, Public Facilities Authority, Ser A, RB, AMBAC
5.000%, 06/01/10	5,825	5,948

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 1.1%
Erie Water Authority, Ser B, RB, FSA
2.000%, 12/01/09 (A)(C)	$2,000	$2,012
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.240%, 12/03/09 (A)(C)	100	100
Pennsylvania State, Economic Development Financing Authority, RB
0.150%, 12/01/09 (A)(C)	6,145	6,145

		8,257

Puerto Rico — 3.3%
Austin Trust , Variable Certificates, Ser 2008-355
0.570%, 12/04/09 (A)(C)	10,690	10,690
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.240%, 12/03/09 (A)	5,000	5,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
1.070%, 12/07/09 (A)	1,000	1,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 19, RB, FSA
0.470%, 12/01/09 (A)(C)	4,360	4,360
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.240%, 12/05/09 (A)	3,635	3,635

		24,685

South Carolina — 0.3%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.720%, 12/03/09 (A)(C)	2,200	2,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 0.2%
Franklin County, Health & Educational Facilities, University of South Sewanee Project, RB
0.400%, 12/01/09 (A)	$400	$400
Metropolitan Government, Nashville & Davidson County, Industrial Development Board, Multi-Family Housing - Spinnaker Project, RB
0.260%, 12/03/09 (A)	1,400	1,400

		1,800

Texas — 1.7%
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.296%, 12/03/09 (A)(C)	1,500	1,500
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
0.110%, 12/01/09 (A)	4,400	4,400
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.150%, 12/04/09 (A)	7,000	7,000

		12,900

Utah — 0.4%
Utah State, Housing Corporation, Multi-Family Housing Revenue Authority, Timbergate Project, Ser A, RB
0.270%, 12/07/09 (A)	3,125	3,125

Vermont — 0.8%
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.230%, 12/03/09 (A)(C)	6,105	6,105

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	7

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 0.1%
Hampton, Redevelopment & Housing Authority, Hampton Center Apartments Project, RB
0.250%, 12/01/09 (A)	$1,100	$1,100

Washington — 1.6%
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.230%, 12/06/09 (A)	5,245	5,245
Washington State, Economic Development Finance Authority, Pioneer Human Services Project, Ser H, RB
0.340%, 12/01/09 (A)(C)	100	100
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.290%, 12/02/09 (A)(C)	6,480	6,480
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.340%, 12/01/09 (A)(C)	200	200
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.230%, 12/01/09 (A)(C)	100	100

		12,125

Wisconsin — 5.2%
Holmen, School District, Ser B, BAN
3.600%, 12/01/09	4,400	4,400
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.280%, 12/03/09 (A)(C)	1,900	1,900
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.220%, 12/01/09 (A)(C)	1,300	1,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.350%, 12/04/09 (A)	$27,100	$27,100
Wisconsin State, Rural Water Authority , BAN
3.500%, 12/01/09	3,815	3,815

		38,515

Multi-State — 7.2%
BB&T Municipal Trust, Ser 1015, RB
0.340%, 12/06/09 (A)(C)	13,500	13,500
BB&T Municipal Trust, Ser 1018, RB
0.340%, 12/02/09 (A)(C)	7,610	7,610
BB&T Municipal Trust, Ser 1034, RB
0.340%, 12/02/09 (A)(C)	4,800	4,800
BB&T Municipal Trust, Ser 2028, RB, AMBAC
0.280%, 12/04/09 (A)	5,000	5,000
BB&T Municipal Trust, Ser 2031, RB, FSA
0.320%, 12/03/09 (A)	700	700
BB&T Municipal Trust, Ser 2044, RB, NATL
0.280%, 12/01/09 (A)(C)	3,500	3,500
BB&T Municipal Trust, Ser 5000, RB
0.430%, 12/03/09 (A)(C)	9,065	9,065
RBC, Municipal Products Trust, Ser E-10, RB
0.290%, 12/07/09 (A)(C)	8,995	8,995

		53,170

Total Municipal Bonds (Cost $759,800) ($ Thousands)		759,800

Total Investments — 102.2% (Cost $759,800) ($ Thousands)†		$759,800

Percentages are based on Net Assets of $743,625 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL — RE AMBAC - National Public Finance Guarantee Corporation re-insurance of American Municipal Bond Assurance Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2009, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	9

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.9%

Alabama — 0.9%
Birmingham, Public Educational Building Authority, University of Alabama Birmingham Project, Ser A, RB
0.200%, 12/03/09 (A)(B)	$4,600	$4,600
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.390%, 12/02/09 (A)(B)	900	900
JP Morgan Chase Putters, Ser 3516, RB, FSA
0.320%, 12/01/09 (B)	5,000	5,000

		10,500

Arizona — 1.5%
Pima County, COP
3.000%, 06/01/10	3,000	3,026
Tempe, Industrial Development Authority, Friendship Village Project, Ser C, RB
0.260%, 12/03/09 (A)(B)	13,480	13,480
Tucson, Industrial Development Authority, La Entrada Apartments Project, RB
0.260%, 12/02/09 (B)	1,325	1,325

		17,831

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB
Pre-Refunded @ 100
7.375%, 02/01/10 (C)	5,000	5,053

California — 5.7%
California State, Communities Development Authority, Ser 3048, RB
0.280%, 05/15/10 (B)	17,000	17,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Securities Trust Receipts, Ser 135, GO, AMBAC
0.220%, 12/01/09 (B)	$13,670	$13,670
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.220%, 12/01/09 (B)	6,150	6,150
Ceres, Unified School District, TRAN
1.250%, 11/11/10	2,000	2,007
Contra Costa, Water District Authority, Ser 750, RB, FSA
0.270%, 12/01/09 (B)	5,635	5,635
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.240%, 12/03/09 (B)	1,745	1,745
JP Morgan Chase Putters, Ser 3609Z, GO, NATL-RE FGIC
0.300%, 12/07/09 (B)	2,545	2,545
Los Angeles, Community College District, GO
0.250%, 02/01/10 (B)	5,000	5,000
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.310%, 12/04/09 (B)	5,850	5,850
San Diego County, Museum of Art Project, COP
0.200%, 12/03/09 (A)(B)	350	350
Sequoia, Union High School District, Ser 2160, GO, FSA
0.270%, 12/03/09 (B)	6,965	6,965

		66,917

Colorado — 1.9%
Adams & Arapahoe, Joint School District 28J Aurora, Merlots, Ser K05, GO, FSA
0.230%, 12/07/09 (B)	5,005	5,005
Central Platte Valley, Metropolitan District Authority, GO
3.000%, 12/01/09 (A)(B)	8,700	8,700

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Educational & Cultural Facilities Authority, National Jewish Federal Building Project, RB
0.240%, 12/01/09 (A)(B)	$3,800	$3,800
Colorado State, Educational & Cultural Facilities Authority, Western Christian Schools Project, RB
0.260%, 12/07/09 (A)(B)	4,875	4,875

		22,380

Connecticut — 0.2%
Seymour , BAN
2.000%, 08/12/10	2,690	2,709

Delaware — 0.4%
New Castle County, University Courtyard Apartments Project, RB
0.230%, 12/03/09 (A)(B)	4,600	4,600

Florida — 6.2%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.310%, 12/01/09 (A)(B)	1,990	1,990
Broward County, Water & Sewer Utility Authority, RB
0.250%, 12/03/09 (B)	3,090	3,090
Deutsche Bank Spears/Lifers Trust, Ser 492, RB, AMBAC
0.270%, 12/06/09 (B)	2,335	2,335
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.270%, 12/04/09 (B)	2,910	2,910
Florida State University, Financial Assistance, Municipal Securities Trust Receipts, Ser 35 A, RB
0.220%, 12/01/09 (A)(B)	8,580	8,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Board of Education, Municipal Securities Trust Receipts, Ser 138, GO, NATL
0.350%, 12/01/09 (B)	$7,100	$7,100
Florida State, Board of Education, Ser 2929, GO
0.250%, 12/07/09 (B)	4,700	4,700
Florida State, Housing Finance Agency, Country Club Project, Ser PP, RB
0.250%, 12/03/09 (B)	16,500	16,500
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.200%, 12/03/09 (B)	1,750	1,750
Highlands County, Health Facilities Authority, Adventist/Sunbelt Project, Ser A, RB
0.230%, 12/03/09 (A)(B)	14,890	14,890
South Broward, Hospital District, Putters, Ser 337, RB, NATL
0.320%, 12/03/09 (B)	8,565	8,565

		72,410

Georgia — 4.3%
Clayton County, Multi-Family Housing Authority, Rivers Edge Development Project, RB
0.250%, 12/03/09 (B)	1,000	1,000
De Kalb County, Hospital Authority, De Kalb Medical Center Project, Ser B, RB
0.240%, 12/07/09 (A)(B)	2,675	2,675
Dougherty County, School District, Sales Tax, GO
5.000%, 03/01/10	5,000	5,049
Floyd County, Sales Tax, GO
5.000%, 01/01/10	1,625	1,631
Marietta, Multi-Family Housing Authority, Franklin Walk Apartments Project, RB
0.250%, 12/03/09 (B)	5,140	5,140

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Marietta, Multi-Family Housing Authority, Wood Knoll Project, RB
0.290%, 12/03/09 (B)	$10,205	$10,205
Putnam County, Development Authority, Power Company Pilot Branch Project, RB
0.090%, 12/01/09 (B)	8,000	8,000
Roswell, Multi-Family Housing Authority, Belcourt Project, Ser A, RB
0.280%, 12/02/09 (A)(B)	9,000	9,000
Thomasville, Hospital Authority, John Archbold Project, Ser A, RB
0.280%, 12/07/09 (A)(B)	4,000	4,000
Thomasville, Hospital Authority, John Archbold Project, Ser B, RB
0.280%, 12/07/09 (A)(B)	3,805	3,805

		50,505

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment , Ser A, TA
0.340%, 12/03/09 (A)(B)	1,530	1,530

Illinois — 5.4%
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.230%, 12/02/09 (B)	7,435	7,435
Channahon Village, Morris Hospital Project, RB
0.270%, 12/04/09 (A)(B)	4,220	4,220
Chicago, Board of Education, Lease Certificates, Ser A, COP, NATL
6.250%, 01/01/10	1,950	1,957
Chicago, Housing Authority, Putters, Ser 2933Z, RB, FSA
0.320%, 12/01/09 (B)	2,460	2,460
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.250%, 12/05/09 (B)	1,155	1,155

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 475, GO, FSA
0.270%, 12/03/09 (B)	$5,410	$5,410
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.270%, 12/03/09 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.270%, 12/07/09 (B)	1,610	1,610
Deutsche Bank Spears/Lifers Trust, Ser 653, GO, NATL
0.270%, 12/07/09 (B)	9,051	9,051
Downers Grove , Ser A, GO
4.500%, 01/01/10	2,835	2,844
Du Page County, Benedictine University Project, RB
0.260%, 12/07/09 (A)(B)	1,200	1,200
Illinois State, Finance Authority, American Academy Project, RB
0.300%, 12/03/09 (A)(B)	1,300	1,300
Illinois State, Health Facilities Authority, Glenkirk Project, RB
0.370%, 12/03/09 (A)(B)	2,005	2,005
Illinois State, International Port District , RB
0.230%, 12/04/09 (A)(B)	4,000	4,000
Illinois State, Municipal Securities Trust Receipts, Ser 103, GO
0.220%, 12/01/09 (B)	1,475	1,475
Illinois State, Ser A, GO
5.000%, 03/01/10	1,000	1,010
JP Morgan Chase Putters, Ser 3258, GO, FGIC
0.520%, 12/07/09 (B)	12,225	12,330

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.450%, 12/01/09 (A)(B)	$2,000	$2,000

		63,742

Indiana — 2.8%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/10	1,000	1,005
Crawfordsville, Multi-Family Housing Authority, Autumn Woods Phase II Project, Ser B, RB
0.350%, 12/03/09 (A)(B)	955	955
East Porter County, School Building Authority, Spears , Ser DB-145, RB, NATL
0.270%, 12/03/09 (B)	5,730	5,730
Eclipse Funding Trust, Solar Eclipse-IPS Multi-School Building Project, Ser 2007-0026, RB
0.260%, 12/03/09 (A)(B)	2,000	2,000
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.240%, 12/01/09 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.240%, 12/03/09 (A)(B)	3,935	3,935
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.260%, 12/07/09 (A)(B)	100	100
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 04/01/10 (B)	4,000	4,002

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.230%, 12/01/09 (A)(B)	$200	$200
Indiana State, Health & Educational Facilities Financing Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 12/01/09 (A)(B)	9,230	9,230
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.450%, 12/03/09	1,000	1,000
Zionsville, Community Schools Building Authority, Ser 47, RB, FSA
0.400%, 12/01/09 (A)(B)	3,335	3,335

		33,192

Iowa — 1.6%
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.230%, 12/01/09 (A)(B)	4,045	4,045
Iowa State, Higher Education Loan Authority, Ser F, RAN
2.150%, 05/20/10 (A)	5,500	5,525
JP Morgan Chase Putters, Ser 3543, RB
0.320%, 12/07/09 (B)	4,995	4,995
Mason City, Industrial Development Authority, Supervalu Project, RB
0.360%, 12/02/09 (A)(B)	4,625	4,625

		19,190

Kansas — 1.4%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.250%, 12/03/09 (B)	3,700	3,700

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mission, Multi-Family Housing Revenue Authority, Silverwood Apartment Project, RB
0.260%, 12/02/09 (B)	$11,000	$11,000
University of Kansas, Hospital Authority, Health Systems Project, RB
0.220%, 12/01/09 (A)(B)	1,975	1,975

		16,675

Kentucky — 1.6%
Boyle County, Hospital Revenue Authority, Ephraim McDowell Health Project, RB
0.280%, 12/03/09 (A)(B)	7,000	7,000
Daviess County, Wendell Fosters Campus Project, RB
0.290%, 12/02/09 (A)(B)	2,990	2,990
Jefferson County, University of Louisville Project, Ser A, RB
0.210%, 12/03/09 (A)(B)	9,140	9,140

		19,130

Louisiana — 1.4%
Louisiana State, Public Facilities Authority, River View Project, RB
0.270%, 12/03/09 (B)	12,200	12,200
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
1.400%, 12/03/09 (A)(B)	1,450	1,450
St. Tammany, Parishwide School District No. 12, GO
5.000%, 03/01/10	3,000	3,032

		16,682

Maine — 0.1%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.700%, 12/02/09	1,315	1,315

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 5.6%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.250%, 12/03/09 (B)	$2,500	$2,500
Haverhill, BAN
3.000%, 12/11/09	3,000	3,000
Macon Trust, Variable Certificates, Ser 2007, RB
0.720%, 12/01/09 (A)(B)	3,350	3,350
0.720%, 12/03/09 (A)(B)	16,355	16,355
Massachusetts Bay, Transportation Authority, Municipal Securities Trust Receipts, Ser 123, RB
0.250%, 12/02/09 (B)	100	100
Massachusetts State, Central Artery Project, Ser A, GO
0.130%, 12/01/09 (B)	6,350	6,350
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.260%, 12/02/09 (A)(B)	1,000	1,000
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.230%, 12/04/09 (A)(B)	3,880	3,880
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.260%, 12/03/09 (A)(B)	2,145	2,145
Massachusetts State, Development Finance Agency, Cardinal Cushings Center Project, RB
0.250%, 12/03/09 (A)(B)	550	550
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.270%, 12/03/09 (A)(B)	1,515	1,515

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.300%, 12/03/09 (A)(B)	$1,500	$1,500
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.270%, 12/03/09 (B)	2,250	2,250
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.350%, 12/02/09 (A)(B)	1,500	1,500
Massachusetts State, Health & Educational Facilities Authority, RB
0.250%, 12/03/09 (B)	6,950	6,950
Massachusetts State, Municipal Securities Trust Receipts, Ser 52, GO, FGIC
0.200%, 12/04/09 (B)	700	700
Massachusetts State, Water Resources Authority, Ser DCL 4, RB, FSA
0.470%, 12/04/09 (A)(B)	11,675	11,675

		65,320

Michigan — 1.6%
Detroit, Water Supply Authority, RB
0.250%, 12/01/09 (B)	3,035	3,035
Michigan State, Municipal Bond Authority, Ser C-1, RB
3.000%, 08/20/10	15,700	15,878

		18,913

Minnesota — 1.8%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.360%, 12/01/09 (A)(B)	2,000	2,000
Bloomington, Commercial Development Authority, ATS II Project, RB
0.260%, 12/03/09 (A)(B)	960	960

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bloomington, Housing Revenue Authority, Presbyterian Homes Project, RB
0.260%, 12/01/09 (B)	$3,000	$3,000
Brooklyn Center, Commercial Development Authority, Brookdale Office Park Partnership, RB
0.310%, 12/03/09 (A)(B)	1,755	1,755
Brooklyn Center, Revenue Authority, Brookdale Corporation II Project, RB
0.220%, 12/01/09 (A)(B)	3,200	3,200
Lauderdale, Children’s Home Society Project, RB
0.220%, 12/01/09 (A)(B)	200	200
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.240%, 12/04/09 (A)(B)	1,275	1,275
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.240%, 12/01/09 (A)(B)	910	910
Oak Park Heights, Multi-Family Housing Authority, Boutwells Landing Project, RB
0.260%, 12/03/09 (B)	300	300
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.220%, 12/01/09 (A)(B)	1,670	1,670
Scott County, GAN
3.750%, 12/01/09	5,800	5,800
St. Louis Park , Nicollet Project, Ser B-1, RB
0.240%, 12/01/09 (A)(B)	375	375

		21,445

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 3.0%
Mississippi State, Business Finance Corporation, Ser 2240, RB
0.220%, 12/06/09 (B)	$22,580	$22,580
Mississippi State, Development Bank Special Obligation, Magnolia Regional Health Project, RB
0.210%, 12/07/09 (A)(B)	10,000	10,000
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
1.000%, 12/01/09 (A)(B)	2,500	2,500

		35,080

Missouri — 3.8%
Chesterfield, Industrial Development Authority, Gateway Academy Project, RB
0.200%, 12/01/09 (A)(B)	400	400
Missouri State, Health & Educational Facilities Authority, Bethesda Health Group Project, RB
0.220%, 12/01/09 (A)(B)	2,500	2,500
Missouri State, Health & Educational Facilities Authority, Children’s Mercy Hospital Project, Ser B, RB
0.250%, 12/01/09 (A)(B)	645	645
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.220%, 12/01/09 (A)(B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.230%, 12/01/09 (A)(B)	2,900	2,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Health & Educational Facilities Authority, Rockhurst University Project, RB
0.230%, 12/01/09 (A)(B)	$1,520	$1,520
Missouri State, Health & Educational Facilities Authority, St. Francis Medical Center, Ser A, RB
0.230%, 12/01/09 (A)(B)	2,200	2,200
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.170%, 12/01/09 (B)	1,185	1,185
Missouri State, Public Utilities Commission, Interim Construction Notes, RB
2.250%, 08/01/10	10,000	10,082
St. Charles County, Industrial Development Authority, Trinity Manufacturing Project, RB
0.250%, 12/03/09 (A)(B)	7,180	7,180
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.280%, 12/03/09 (A)(B)	1,300	1,300
St. Louis, Airport Revenue Authority, Ser DCL 17, RB, FSA
0.470%, 12/01/09 (A)(B)	15,115	15,115

		45,227

Nebraska — 0.2%
Norfolk, Industrial Development Revenue Authority , Supervalu Project, RB
0.360%, 12/01/09 (A)(B)	2,500	2,500

New Hampshire — 1.9%
Merrimack County, TAN
3.250%, 12/30/09	8,420	8,422

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	7

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.230%, 12/03/09 (A)(B)	$5,420	$5,420
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.230%, 12/03/09 (A)(B)	8,800	8,800

		22,642

New Jersey — 2.0%
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, NATL
0.250%, 12/01/09 (B)	9,755	9,755
New Jersey State, Transportation Trust Fund Authority, Ser DCL 012, RB, FSA
0.470%, 12/06/09 (A)(B)	3,990	3,990
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	5,600	5,642
Newark, General Improvement Authority, Ser G, BAN
3.250%, 04/14/10	4,380	4,397

		23,784

New Mexico — 0.9%
Albuquerque, Metropolitan Redevelopment Authority, Springer Square Project, RB
0.800%, 12/03/09 (A)(B)	3,000	3,000
Bernalillo County, Variable Gross Receipt Certificates, Ser 2004B, RB, NATL
0.370%, 12/04/09 (B)	1,000	1,000
New Mexico State, Municipal Energy Acquisition Authority, RB
0.270%, 12/01/09 (B)	7,000	7,000

		11,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 6.2%
JP Morgan Chase Putters, Ser 3541Z, RB, NATL-RE FGIC
0.300%, 12/01/09 (B)	$4,995	$4,995
Long Island, Power Authority, Sub-Ser 2, RB
0.200%, 12/02/09 (A)(B)	6,550	6,550
Monroe County, Industrial Development Agency, Rochester Institute Project, Ser A, RB
0.170%, 12/01/09 (A)(B)	5,000	5,000
New York City , Sub-Ser A-4, GO
0.260%, 12/01/09 (A)(B)	1,300	1,300
New York City, Housing Development Authority, Multi-Family - The Crest Project, Ser A, RB
0.210%, 12/07/09 (A)(B)	10,100	10,100
New York City, Housing Development Authority, Ser 2899, RB
0.270%, 12/03/09 (B)	18,385	18,385
New York State, Dormitory Authority, Oxford University Press Project, RB
0.180%, 12/02/09 (A)(B)	2,400	2,400
New York State, Dormitory Authority, RB
0.250%, 12/03/09 (B)	5,235	5,235
New York State, Dormitory Authority, RB
0.250%, 12/03/09 (B)	3,750	3,750
New York State, Thruway Authority, Ser 2800, RB
0.270%, 12/02/09 (B)	14,865	14,865

		72,580

North Carolina — 1.0%
BB&T Municipal Trust, Ser 2036, RB
0.320%, 12/01/09 (B)	700	700

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Capital Facilities Finance Agency, Campbell University Project, RB
0.280%, 12/01/09 (A)(B)	$5,925	$5,925
North Carolina State, Medical Care Commission, Lutheran Retirement Project, RB
0.280%, 12/03/09 (A)(B)	5,000	5,000
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.280%, 12/07/09 (A)(B)	125	125

		11,750

Ohio — 3.3%
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.190%, 12/01/09 (B)	100	100
Deutsche Bank Spears/Lifers Trust, Ser 570, RB, FSA
0.300%, 12/01/09 (B)	5,185	5,185
East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB
0.280%, 12/07/09 (A)(B)	7,815	7,815
Ohio State, Infrastructure Improvement Project, Ser B, GO
0.210%, 12/02/09 (B)	14,500	14,500
Ohio State, Water Development Authority, Ser 46, RB
0.400%, 12/06/09 (B)	7,000	7,000
Warren County, Health Care Facilities Revenue, Otterbein Homes Project, RB
0.240%, 12/07/09 (A)(B)	4,000	4,000

		38,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 0.9%
Hulbert, Economic Development Authority, Variable Certificates, Ser 301, RB
0.570%, 12/03/09 (B)	$5,095	$5,095
Tulsa, Industrial Authority, Justin Industries Project, RB
0.550%, 12/02/09 (A)(B)	6,000	6,000

		11,095

Pennsylvania — 3.3%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.240%, 12/03/09 (A)(B)	1,200	1,200
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.390%, 12/01/09 (A)(B)	1,885	1,885
Erie, Water Authority, Ser A, RB, FSA
2.000%, 12/01/09 (A)(B)	2,000	2,020
Erie, Water Authority, Ser C, RB, FSA
2.000%, 12/01/09 (A)(B)	5,000	5,051
Pennsylvania State, Economic Development Financing Authority, RB
0.150%, 12/01/09 (A)(B)	5,000	5,000
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.240%, 12/03/09 (A)(B)	3,600	3,600
Pennsylvania State, Higher Educational Facilities Authority, RB
0.250%, 12/03/09 (B)	7,500	7,500

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	9

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Municipal Products Trust, Ser E-11, RB
0.290%, 12/04/09 (A)(B)	$10,000	$10,000
West Cornwall Township, Municipal Authority, Senior Living Facility - Lebanon Valley, RB
0.260%, 12/03/09 (A)(B)	2,075	2,075

		38,331

Puerto Rico — 6.8%
Austin Trust , Variable Certificates, Ser 2008-355
0.570%, 12/04/09 (A)(B)	11,500	11,500
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.240%, 12/03/09 (B)	1,565	1,565
Puerto Rico Commonwealth, Electric Power Authority, Municipal Securities Trust Receipts, Ser 36 A, RB
0.200%, 12/01/09 (A)(B)	8,160	8,160
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
1.040%, 12/07/09 (B)	1,365	1,365
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 19, RB, FSA
0.390%, 12/01/09 (A)(B)	3,000	3,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 7, RB, FSA
0.470%, 12/01/09 (A)(B)	4,605	4,605
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.240%, 12/05/09 (B)	29,400	29,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11765, RB
0.270%, 12/05/09 (B)	$20,000	$20,000

		79,595

South Carolina — 0.9%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.720%, 12/03/09 (A)(B)	5,585	5,585
South Carolina State, Public Service Authority, Putters, Ser 1203, RB, AMBAC
0.320%, 12/06/09 (B)	4,800	4,800

		10,385

South Dakota — 0.3%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.360%, 12/02/09 (A)(B)	3,900	3,900

Tennessee — 0.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.280%, 12/03/09 (A)(B)	5,865	5,865

Texas — 4.4%
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.270%, 12/06/09 (B)	7,480	7,480
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.270%, 12/06/09 (B)	1,900	1,900
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.270%, 12/03/09 (B)	3,940	3,940

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Eclipse Funding Trust, Solar Eclipse-El Paso Project, Ser 2006-0071, GO
0.300%, 12/03/09 (A)(B)	$3,900	$3,900
Houston, Ser 11289, GO, NATL
0.270%, 12/05/09 (B)	4,600	4,600
Panhandle, Regional Housing Finance Agency, Jason Avenue Residential Apartments Project, RB
0.250%, 12/01/09 (A)(B)	7,500	7,500
Red River, Educational Financing Revenue Authority, Texas Christian University, RB
0.150%, 12/04/09 (B)	7,500	7,500
Tarrant County, Cultural Education Facilities Finance, Ser 1761, RB
0.270%, 12/02/09 (B)	4,700	4,700
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser 112, RB, FGIC
0.220%, 12/01/09 (B)	10,000	10,000

		51,520

Vermont — 1.4%
Vermont State, Educational & Health Buildings Financing Agency, Copley Hospital Project, Ser A, RB
0.260%, 12/03/09 (A)(B)	3,775	3,775
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.230%, 12/03/09 (A)(B)	4,735	4,735
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.230%, 12/03/09 (A)(B)	7,830	7,830

		16,340

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 5.3%
Goat Hill Properties, Putters, Ser 2701, RB, NATL
0.320%, 12/06/09 (B)	$6,495	$6,495
King County, School District No. 414 Lake Washington, GO
4.000%, 12/01/09	1,600	1,600
Pierce County, School District No. 10 , Putters, Ser 1803, GO, FGIC
0.420%, 12/04/09 (B)	26,535	26,535
Pierce County, School District No. 403 Bethel, GO
5.000%, 12/01/09	2,810	2,810
Snohomish County, Public Utility District No. 1, Municipal Securities Trust Receipts, Ser 124, RB, FSA
0.150%, 12/01/09 (B)	1,700	1,700
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL
0.230%, 12/06/09 (B)	13,555	13,555
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.250%, 12/03/09 (B)	7,310	7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.230%, 12/01/09 (A)(B)	285	285
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.310%, 12/03/09 (A)(B)	635	635
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.230%, 12/01/09 (A)(B)	400	400

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	11

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Liquor Control Board Project, Ser I, COP, AMBAC
4.750%, 01/01/10	$1,590	$1,595

		62,920

West Virginia — 2.4%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.390%, 12/03/09 (A)(B)	7,300	7,300
Monongalia County, Building Commission, General Hospital Project, Ser A, RB
0.270%, 12/07/09 (A)(B)	12,000	12,000
Parkersburg, Industrial Development Authority, B-H Associates Project, RB
0.440%, 12/03/09 (A)(B)	3,100	3,100
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.450%, 12/01/09 (A)(B)	5,300	5,300

		27,700

Wisconsin — 5.0%
Holmen, School District, Ser B, BAN
3.600%, 12/01/09	5,000	5,000
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.280%, 12/03/09 (A)(B)	3,000	3,000
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.220%, 12/01/09 (A)(B)	1,935	1,935

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.220%, 12/01/09 (A)(B)	$300	$300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.800%, 12/03/09 (A)(B)	4,040	4,040
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.350%, 12/04/09 (B)	36,810	36,810
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 12/03/09 (B)	7,285	7,285

		58,370

Multi-State — 2.5%
BB&T Municipal Trust, Ser 1010, RB
0.340%, 12/01/09 (A)(B)	300	300
BB&T Municipal Trust, Ser 1013, COP
0.340%, 12/03/09 (A)(B)	500	500
BB&T Municipal Trust, Ser 1024, RB
0.340%, 12/03/09 (A)(B)	5,200	5,200
BB&T Municipal Trust, Ser 1025, RB
0.340%, 12/07/09 (A)(B)	11,295	11,295
BB&T Municipal Trust, Ser 1037
0.370%, 12/03/09 (A)(B)	5,600	5,600
BB&T Municipal Trust, Ser 2028, RB, AMBAC
0.280%, 12/04/09 (B)	5,000	5,000
BB&T Municipal Trust, Ser 2031, RB, FSA
0.320%, 12/03/09 (B)	1,000	1,000

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 5000, RB
0.430%, 12/03/09 (A)(B)	$935	$935

		29,830

Total Municipal Bonds (Cost $1,189,053) ($ Thousands)		1,189,053

Total Investments — 100.9% (Cost $1,189,053) ($ Thousands)†		$1,189,053

Percentages are based on Net Assets of $1,178,341 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL — RE AMBAC — National Public Finance Guarantee Corporation re-insurance of American Municipal Bond Assurance Corporation

NATL — RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2009, all of the Fund’s investments are Level 2 in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	13

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.2%

Alabama — 0.6%
Jefferson County, Public Building Authority, RB, AMBAC
5.000%, 04/01/14	$2,000	$1,323
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,721

		5,044

Alaska — 1.5%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, FSA
6.000%, 07/01/14	2,920	3,338
Alaska State, Housing Finance Authority, Ser A-1, RB
Callable 01/04/10 @ 100
6.000%, 06/01/15	1,940	1,955
Alaska State, Housing Finance Authority, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,197
Alaska State, International Airport Authority, Ser A, AMT, RB, NATL
5.000%, 10/01/12	2,000	2,116

		12,606

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,153
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,795

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	$1,525	$1,757
Mesa, Utility Systems Authority, RB, NATL-RE FGIC
6.500%, 07/01/11	2,000	2,158
Phoenix, Civic Improvement Corporation, Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,191
Pima County, Unified School District , GO, FSA
Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,192
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	3,000	2,463
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB
Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,808

		24,517

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB
Callable 01/01/11 @ 100
4.700%, 07/01/16	410	412
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,727
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,728

		3,867

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California — 11.8%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	$3,490	$3,619
California State, Communities Development Authority, RB
5.000%, 06/15/13	1,665	1,753
California State, GO
Callable 06/01/10 @ 100
5.250%, 06/01/12	690	703
California State, GO
Callable 04/01/10 @ 100
6.250%, 10/01/19	480	485
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	8,130	8,446
California State, GO
Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,225
5.500%, 04/01/21	5,000	5,299
California State, GO
5.000%, 03/01/17	2,675	2,869
5.000%, 10/01/18	3,000	3,173
California State, Housing Finance Agency, Ser M, AMT, RB
Callable 02/01/18 @ 100
5.950%, 08/01/25	2,800	2,843
California State, Municipal Finance Authority, Community Hospitals Project, RB
Callable 02/01/19 @ 100
5.250%, 02/01/24	1,140	1,059
California State, Pollution Control Financing Authority, Pacific Gas Project, Ser B, AMT, RB, AMBAC
Callable 06/01/17 @ 100
4.750%, 12/01/23	4,000	3,811
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	1,846
5.000%, 07/01/20	5,000	5,216
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
1.298%, 06/01/23 (B)	3,500	2,927

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/10 @ 100
5.000%, 06/01/20	$1,000	$1,000
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (C)	1,500	1,770
Golden State, Tobacco Securitization Project, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	5,235	4,512
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,122
5.250%, 11/01/20	1,000	1,109
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,373
Lammersville, School District #2002, Mountain House Project, Special Tax Obligation
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	743
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,437
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC
Callable 07/01/16 @ 100
5.000%, 07/01/31	2,965	2,973
Los Angeles, Unified School District, Ser F, GO, FGIC
Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,956
M-S-R Energy Authority, Ser A, RB
6.125%, 11/01/29	2,300	2,312
Northern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 06/01/15 @ 100
4.750%, 06/01/23	825	760

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Roseville Westpark, Community Facilities District #1, Special Tax Obligation
Callable 03/01/10 @ 103
5.200%, 09/01/26	$1,000	$854
Sacramento County, California Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.625%, 07/01/29	1,125	1,162
5.500%, 07/01/28	1,345	1,382
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,269
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	2,654
San Francisco, Bay Area Toll Authority, RB
Callable 04/01/19 @ 100
5.250%, 04/01/29	2,860	3,022
Tuolumne, Wind Project Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,371
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,184
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,461
Vernon, Electrical Systems Revenue Authority, Ser A, RB
Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	3,110

		101,810

Colorado — 0.0%
Colorado State, Housing & Finance Authority, Single-Family Housing Project, Ser C-3, RB
Callable 01/04/10 @ 104
6.750%, 05/01/17	10	10

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Single-Family Housing Project, Sub-Ser C, RB
Callable 08/01/11 @ 102
4.875%, 08/01/13	$130	$130

		140

Connecticut — 0.9%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/14	2,600	2,968
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,419
Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	1,100	1,181

		7,568

Florida — 8.5%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,736
Broward County, Airport System Authority, Ser O, RB
Callable 10/01/19 @ 100
5.375%, 10/01/29	2,535	2,610
Broward County, School Board, Ser B, COP, FSA
5.250%, 07/01/16	5,000	5,575
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,891
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,658
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A, RB, NATL
5.000%, 03/01/14	2,500	2,589
Florida State, Citizens Property Insurance, Secured - High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,337

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, FSA
6.000%, 07/01/13	$3,490	$3,985
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, FSA
Callable 07/01/10 @ 100
5.750%, 01/01/17	60	60
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,956
Florida State, Municipal Power Agency, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,760
Florida State, Water Pollution Control Financing Authority, Ser A, RB
Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,176
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,461
Hillsborough County, School Board, COP, NATL
5.000%, 07/01/16	1,290	1,427
Hillsborough County, Special Assessment Obligation, NATL-RE FGIC
5.000%, 03/01/16	3,375	3,433
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,025
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,195
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (C)	4,500	5,217

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, NATL
5.000%, 06/01/14	$4,370	$4,670
Miami-Dade County, Water & Sewer Authority, Ser B, RB, FSA
5.250%, 10/01/19	3,000	3,336
Orlando, Aviation Authority, Ser A, AMT, RB, FSA
5.000%, 10/01/15	3,500	3,740
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,210

		73,047

Georgia — 3.2%
Burke County, Development Authority, Oglethorpe Power Project, Ser C-2, RB, AMBAC
4.625%, 01/01/37 (A)	4,150	4,197
City of Atlanta Georgia, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,419
6.000%, 11/01/25	1,950	2,070
Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB
Callable 03/01/17 @ 100
5.125%, 03/01/37	1,865	1,150
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 01/04/10 @ 100
5.250%, 06/01/20	2,720	2,801
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 03/15/14	3,560	3,759
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	850	853
Georgia State, Municipal Electric Power Authority, Ser V, RB, NATL
6.500%, 01/01/12	2,635	2,745

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gwinnett County, School District, GO
Callable 02/01/18 @ 100
5.000%, 02/01/23	$3,080	$3,475
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,245	1,149

		27,618

Guam — 0.2%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.625%, 12/01/29	1,210	1,226
5.375%, 12/01/24	750	764

		1,990

Hawaii — 0.4%
Honolulu City & County, Wastewater Authority, 2nd Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,739
Honolulu City & County, Water Authority, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,077

		3,816

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/01/11 @ 100
5.600%, 01/01/21	155	157

Illinois — 2.3%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC
Callable 01/04/10 @ 101
5.500%, 01/01/12	5,000	5,067
Chicago, Ser A, GO, FSA
Pre-Refunded @ 100
5.000%, 01/01/14 (C)	2,590	2,985
Chicago, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 01/01/13 (C)	455	511

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Health Facilities Authority, Condell Medical Center Project, RB
6.000%, 05/15/10 (D)	$240	$246
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,412
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,131
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,518

		19,870

Indiana — 1.9%
Indiana State, Finance Authority, State Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,485
Indiana State, Health Facilities Financing Authority, Ascension Health Project, Ser A, RB
5.000%, 10/01/27 (A)	2,900	3,017
Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	2,135	2,203
Indiana University, Student Fees Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,301
Indianapolis, Airport Authority , Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,112
Indianapolis, Thermal Energy Systems Project, Ser A, RB, NATL
Callable 10/01/11 @ 101
5.500%, 10/01/12	2,860	3,082

		16,200

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	$2,250	$2,356

Kansas — 0.1%
Wyandotte County, Legends Village West Project, RB
Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	1,012

Kentucky — 0.2%
Lexington-Fayette Urban County, Airport Board, Ser B, RB
Callable 12/02/09 @ 100
0.160%, 07/01/38 (A)(E)	1,900	1,900

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB
Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,754
New Orleans, Aviation Board, Ser B-2, AMT, RB, FSA
5.000%, 01/01/13	1,735	1,819

		4,573

Maryland — 1.9%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,479
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,526
Maryland State, State & Local Facilities Lien, Ser 1, GO
5.000%, 03/15/17	3,000	3,558

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, State & Local Facilities Lien, Ser 2, GO
5.000%, 08/01/16	$3,925	$4,643
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,035

		16,241

Massachusetts — 4.6%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	3,300	3,404
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,448
5.000%, 07/01/23	3,000	3,434
Massachusetts State, Federal Highway Project, Ser A, GAN, FSA
5.000%, 12/15/14	5,000	5,694
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,544
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser B, RB, FSA
Callable 01/04/10 @ 100
5.250%, 06/01/11	1,585	1,588
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-1, RB
4.125%, 10/01/37 (A)	1,570	1,598
Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	1,500	1,787
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB
3.900%, 12/01/17 (A)	2,000	2,000

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Ser A, GO
5.250%, 08/01/13	$3,235	$3,693
Massachusetts State, Ser C, GO, FSA
5.500%, 12/01/17	3,000	3,612
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,210
5.000%, 08/01/16	2,250	2,632
Massachusetts State, Water Resources Authority, Ser A, RB, FGIC
6.125%, 08/01/11 (D)	1,000	1,092

		39,736

Michigan — 1.2%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,543
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	2,330	2,503
Michigan Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,181

		10,227

Minnesota — 1.8%
Minneapolis & State, Paul Housing & Redevelopment Authority, Ser B-2, RB
Callable 12/02/09 @ 100
0.160%, 11/15/35 (A)(E)	2,000	2,000
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,586
Minnesota State, Highway & Various Purpose Project, GO
Callable 08/01/17 @ 100
5.000%, 08/01/19	3,420	3,943
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,068

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	$4,240	$4,580

		15,177

Missouri — 1.0%
Cape Girardeau County, Industrial Development Authority, RB
Callable 06/01/14 @ 100
5.500%, 06/01/34	300	301
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA
Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	1,001
Missouri State, Highways & Transit Commission, 2nd Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,522
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,155
St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,606

		8,585

Nevada — 0.5%
Clark County, Airport Authority, Sub Lien, Ser C, RB, FSA
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	2,991
Henderson, Local Improvement Districts, Special Assessment Obligation, Ser T-18
Callable 03/01/10 @ 103
5.300%, 09/01/35	1,995	892

		3,883

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	7

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 2.8%
New Jersey State, Economic Development Authority, RB, FGIC
5.000%, 06/15/11	$3,000	$3,051
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,533
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,754
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	1,350	1,209
New Jersey State, Transportation Trust Fund Authority, RB, AMBAC
5.250%, 12/15/22	5,000	5,460
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	8,031

		24,038

New Mexico — 0.4%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	700	740
5.000%, 09/01/13	2,800	3,072

		3,812

New York — 7.1%
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,253
New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, American Airlines - JFK International Airport Project, AMT, RB
Callable 08/01/16 @ 101
7.625%, 08/01/25 (A)	$2,630	$2,413
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,119
New York City, Municipal Water Finance Authority, Ser B, RB, FSA
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,377
New York City, Ser I-1, GO
Callable 04/01/19 @ 100
5.250%, 04/01/28	3,000	3,203
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,303
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,192
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (A)(F)	3,250	3,496
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,496
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	4,275	4,721
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL
5.500%, 05/15/13	4,000	4,423

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, New York City Water Project, Ser 2, RB
5.750%, 06/15/12	$190	$213
New York State, Environmental Facilities Authority, New York City Water Project, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,766
New York State, Thruway Authority, Ser B, RB, AMBAC
5.250%, 04/01/13	4,050	4,547
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,723
New York State, Tobacco Settlement Authority, Ser B, RB
5.000%, 06/01/12	2,570	2,812
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,309
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB
Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,567
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,502

		61,135

North Carolina — 0.5%
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,099

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Raleigh-Durham, Airport Authority, AMT, RB, NATL-RE FGIC
Callable 05/01/17 @ 100
5.000%, 05/01/18	$2,000	$2,093

		4,192

North Dakota — 0.0%
Williams County, RB
Callable 11/01/14 @ 100
5.000%, 11/01/31	430	366

Ohio — 3.7%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/47	4,375	3,102
5.125%, 06/01/24	3,250	2,736
Erie County, Hospital Facilities Authority, Firelands Regional Medical Center, Ser A, RB
5.500%, 08/15/10	1,000	1,017
Kent State, University Revenues, Ser B, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,696
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,664
Ohio State, Air Quality Development Authority, Ser A, RB
5.700%, 02/01/14	1,665	1,816
5.700%, 08/01/20	2,805	2,989
Ohio State, Air Quality Development Authority, Ser C, RB
5.625%, 06/01/18	1,580	1,681
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,296
Ohio State, GO
6.100%, 08/01/12	2,000	2,262
Ohio State, Higher Educational Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	1,000	1,175
Ohio State, Higher Educational Facilities Commission, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,030

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	9

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Water Development Authority, Fresh Water Project, RB
5.500%, 06/01/20	$2,760	$3,319

		31,783

Oklahoma — 1.0%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,425

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,359

Pennsylvania — 7.6%
Allegheny County, Industrial Development Authority, RB
6.500%, 05/01/17	1,390	1,549
Berks County, Municipal Authority, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,022
Butler County, Hospital Authority, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,669
Cumberland County, Municipal Authority, Diakon Lutheran Project, RB
6.250%, 01/01/24	1,500	1,539
Dauphin County, General Authority, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/29	3,000	3,078
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,376
5.500%, 07/01/12	5,925	6,500
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,067

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	$2,510	$2,620
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	3,856
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,885
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 06/01/12 @ 100
5.000%, 12/01/42 (A)	905	951
Pennsylvania State, GO, FSA
5.375%, 07/01/17	4,200	5,022
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/19	3,120	3,644
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax Obligation
5.000%, 06/15/18	5,000	5,647
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,915
Pennsylvania State, Ser 3, GO, FSA
Callable 09/01/14 @ 100
5.000%, 09/01/15	10,000	11,405
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,612
University of Pittsburgh, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,321

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (D)	$5	$5

		65,683

Puerto Rico — 7.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,566
Puerto Rico Commonwealth, Government Development Bank, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,782
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,145
5.000%, 12/01/13	1,000	1,053
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB
Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,760
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,035
5.000%, 07/01/22	3,220	3,085
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, RB
5.500%, 12/01/15	4,370	4,775
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,107
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (D)	5	6

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	$2,000	$2,048
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(E)	10,000	10,273
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,712
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,296
5.000%, 07/01/16	2,380	2,609
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (C)	1,235	1,484
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	1,500	1,536
Puerto Rico Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/26 @ 100
1.719%, 08/01/32 (B)	3,045	2,229
Puerto Rico Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,776
Puerto Rico Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,551
Puerto Rico Sales Tax Financing, Sub-Ser A, RB
5.000%, 08/01/39 (A)	6,000	6,211

		68,039

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	11

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 01/04/10 @ 100
4.950%, 10/01/16	$610	$612

South Carolina — 0.7%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,260
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	895
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (D)	1,020	1,276
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB
Pre-Refunded @ 100
5.625%, 11/15/12 (C)	295	334

		5,765

Tennessee — 0.8%
Clarksville, Natural Gas Acquisition, RB
5.000%, 12/15/15	1,650	1,646
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,574
Nashville & Davidson Counties, Metropolitan Government, Cab Converter Project, RB, NATL-RE FGIC
7.700%, 01/01/12	3,885	4,033

		7,253

Texas — 10.6%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,231
5.000%, 02/15/23	3,895	4,308

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB
Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	$1,130	$1,124
Clear Creek Island, Independent School District, Ser A, GO
5.000%, 02/15/17	1,885	2,203
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, FSA
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,074
Cypress-Fairbanks, Independent School District, GO
Callable 02/15/16 @ 100
5.000%, 02/15/22	3,000	3,294
Dallas , Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,667
Dallas, Area Rapid Transit Authority, Senior Lien, RB, AMBAC
Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,565
Dallas, Waterworks & Sewer Systems Authority, RB, FSA
Callable 01/04/10 @ 100
5.000%, 10/01/24	5,000	5,003
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/22	540	570
5.000%, 11/01/23	300	315
5.000%, 11/01/24	350	366
Dickinson, Independent School District, Schoolhouse Project, GO
Callable 02/15/15 @ 100
5.000%, 02/15/19	4,000	4,394
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,318
Frisco, Independent School District, School Building Project, GO
Callable 08/15/17 @ 100
4.500%, 08/15/23	2,210	2,343

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Houston, Community College, Northline Mall Campus Project, RB, AMBAC
Callable 04/15/17 @ 100
4.500%, 04/15/24	$1,000	$1,050
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (B) 5,500	4,324
Houston, Independent School District, Schoolhouse Project, GO
5.000%, 02/15/17	2,000	2,338
Houston, Utility Systems Authority, First Lien, Ser A, RB, FSA
5.250%, 11/15/17	1,775	2,045
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,186
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,510
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,226
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,345
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	263
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A) 3,085	3,346
Northside, Independent School District, GO
Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,771
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,161
5.000%, 02/15/17	1,000	1,165

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Plano, Independent School District, Ser A, GO
5.000%, 02/15/15	$1,850	$2,135
San Antonio, Airport Systems Authority, AMT, RB, FSA
6.000%, 07/01/12	2,045	2,204
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,503
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB
Callable 04/01/16 @ 100
4.850%, 04/01/21	4,000	3,828
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,308
Texas State, Municipal Power Agency, RB, NATL
5.233%, 09/01/16 (B)(D)	25	21
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,412
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,775
Texas State, Water Development Board, Sub-Ser, RB
Callable 07/15/19 @ 100
5.000%, 07/15/22	3,000	3,388

		91,096

Utah — 0.3%
Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,753

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	13

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont — 0.1%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, FSA
Callable 11/01/14 @ 100
5.000%, 05/01/34	$1,025	$1,048

Virginia — 2.4%
Chesapeake, Economic Development Authority, RB
3.600%, 02/01/32 (A)	1,400	1,438
Chesterfield County, Economic Development Authority, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,064
Commonwealth of Virginia, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,275
Fairfax County, Economic Development Authority, Ser A, AMT, RB, AMBAC
6.100%, 02/01/11	5,000	5,187
Fairfax County, Public Improvement Authority, Ser A, GO
5.000%, 04/01/18	3,000	3,556
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,620
5.000%, 06/01/21	1,500	1,612
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	2,015
4.300%, 07/01/13	1,875	1,942

		20,709

Washington — 3.7%
FYI Properties, RB
5.000%, 06/01/15	4,015	4,482
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,363
Washington State, Northwest Energy & Electric Authority, Columbia Station Project, Ser A, RB
5.000%, 07/01/20	5,000	5,792
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,430
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,600
Washington State, Northwest Energy & Electric Authority, Ser F, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/18	3,000	3,207
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
6.500%, 06/01/26	6,495	6,503

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	$4,000	$4,164

		31,541

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB
Callable 07/01/10 @ 100
5.750%, 09/01/27	670	677

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,584

Total Municipal Bonds (Cost $812,218) ($ Thousands)		835,810

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Intermediate — Term Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$6,000	$5,294

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,294

CASH EQUIVALENT — 1.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(G)	11,526,419	11,526

Total Cash Equivalent (Cost $11,526) ($ Thousands)		11,526

Total Investments — 99.2% (Cost $829,700) ($ Thousands)@		$852,630

Percentages are based on Net Assets of $859,577 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2009. The coupon on a step bond changes on a specified date.

(G)	Rate shown is the 7-day effective yield as of November 30, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@	At November 30, 2009, the tax basis cost of the Fund’s investments was $829,588 ($ Thousands), and the unrealized appreciation and depreciation were $31,826 ($ Thousands) and $(8,784) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	15

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 102.5%

Alaska — 0.8%
Anchorage, Recreational Facilities Authority, Ice Rink Project, RB Pre-Refunded @ 100
6.375%, 07/01/10 (A)	$1,000	$1,032
Boro of Matanuska-Susitna , Goose Creek Correctional Center Project, RB
5.000%, 09/01/10	1,500	1,552
3.500%, 09/01/10	1,200	1,228

		3,812

Arizona — 1.6%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB Pre-Refunded @ 102
7.000%, 12/01/10 (A)	2,200	2,372
Pima County, COP
4.000%, 06/01/11	5,000	5,177

		7,549

California — 13.3%
California State, Communities Development Authority, Ser E, RB
Callable 05/02/11 @ 100
4.000%, 11/01/36 (B)	4,300	4,416
California State, Communities Development Authority, Ser E2, RB
4.000%, 04/01/44 (B)	10,000	10,259
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (B)	2,800	2,913
California State, Health Facilities Financing Authority, Cedars Sinai Medical Center Project, RB
5.000%, 08/15/11	1,000	1,046
California State, Housing Finance Agency, Ser D, AMT, RB
0.750%, 08/01/38 (B)	4,600	4,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Infrastructure & Economic Development Bank, RB
1.650%, 10/01/47 (B)	$2,700	$2,721
California State, Municipal Finance Authority, RB
Callable 03/01/10 @ 100
3.450%, 09/01/14 (B)	1,250	1,251
Cuesta Community College, Ser A, COP
Callable 11/01/10 @ 100
3.125%, 11/01/12	5,600	5,628
Irvine, Unified School District, Community Facilities District No. 86-1
3.000%, 09/01/10	1,500	1,518
3.000%, 09/01/11	3,070	3,136
Los Angeles, Department of Airports, Ser E, RB
3.000%, 05/15/11	3,165	3,246
2.000%, 05/15/10	1,000	1,005
Newport Beach, HOAG Memorial Hospital Project, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,692
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,320
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
Callable 08/01/17 @ 100
0.310%, 08/01/32 (B)	2,700	2,700
Redwood City School District, TRAN
2.500%, 10/28/10	5,900	5,987
San Bernardino County, Transportation Authority, Ser A, RB, FGIC
Callable 01/04/10 @ 100
6.000%, 03/01/10 (C)	1,360	1,378
Woodland, TRAN
2.500%, 06/30/10	1,420	1,432
Yuba City Unified School District, TRAN
1.500%, 11/23/10	5,000	5,010

		63,258

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 2.5%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
Pre-Refunded @ 100
5.250%, 09/01/11 (A)	$1,000	$1,081
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
5.375%, 09/01/10 (C)	1,000	1,037
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (C)	760	780
Colorado State, Health Facilities Authority, Ser C-8, RB
4.100%, 09/01/36 (B)	1,655	1,724
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (A)	1,000	1,173
Lincoln Park, Metropolitan District, GO
Pre-Refunded @ 102
7.750%, 12/01/11 (A)	4,000	4,518
University of Colorado, Enterprise System Refinance & Improvement Project, RB, NATL-RE FGIC
5.000%, 06/01/11	1,715	1,822

		12,135

Delaware — 0.6%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	3,000	3,025

District of Columbia — 0.3%
District of Columbia, Ser A, GO, FSA
Pre-Refunded @ 101
5.500%, 12/01/09 (A)	1,200	1,212

Florida — 5.0%
Florida State, Board of Education, Ser A, GO
5.750%, 06/01/10	1,000	1,027

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Education System, Ser A, RB, AMBAC
5.000%, 07/01/11	$5,015	$5,333
Florida State, Rural Utilities Financing Commission, Public Construction Project , RB
Callable 01/04/10 @ 100
4.000%, 09/01/10	3,780	3,780
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB
Callable 01/04/10 @ 100
4.000%, 02/01/11	1,795	1,797
4.000%, 11/01/11	4,770	4,778
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12 (C)	35	39
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12	985	1,058
Jea, St. Johns River Power Park System, Ser 1, RB
5.000%, 10/01/10	2,110	2,191
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, Ser A, RB, AMBAC
4.375%, 08/15/10 (C)	945	971
Miami-Dade County, Industrial Development Authority, RB
2.000%, 12/01/18 (B)	1,250	1,250
North Broward, Hospital District, RB
Pre-Refunded @ 101
6.000%, 01/15/11 (A)	1,500	1,609

		23,833

Georgia — 1.4%
Georgia State, Municipal Electric Authority, Ser A, RB, FSA
5.500%, 01/01/12	4,700	4,879

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Marietta, Housing Authority, Essential Function Project, RB
Callable 01/04/10 @ 103
3.950%, 02/01/19 (B)(D)	$2,000	$2,002

		6,881

Hawaii — 0.4%
Hawaii State, Highway Authority, RB
4.000%, 01/01/10	1,000	1,003
4.000%, 01/01/11	1,000	1,037

		2,040

Illinois — 6.5%
Chicago, Housing Authority, Putters, Ser 2933Z, RB, FSA
0.320%, 07/01/14 (B)	3,500	3,500
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
Callable 01/01/16 @ 100
0.350%, 01/01/33 (B)	6,500	6,500
Chicago, Ser A, RB
3.500%, 01/01/12	1,305	1,376
Cook County, Community Consolidated School District No. 65- Evanston, Ser A, GO, FSA
6.750%, 05/01/10	1,085	1,114
Cook County, School District No. 159, GO, FSA
4.442%, 12/01/10 (E)	930	917
Downers Grove , Ser A, GO
4.500%, 01/01/11	1,365	1,419
Illinois State, Educational Facilities Authority, Art Institute of Chicago, RB
4.100%, 03/01/34 (B)	4,500	4,684
Illinois State, Finance Authority, Christian Heritage Academy Project, RB
Callable 12/02/09 @ 100
0.550%, 12/01/21 (B)(D)	3,425	3,425
Lake County, Community Consolidated School District No. 50- Woodland, Ser B, GO, NATL-RE FGIC
1.019%, 12/01/10 (E)	1,000	995

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	$1,040	$1,155
McLean County, Public Building Commission, Capital Appreciation - Public Building Project, RB, NATL
4.777%, 11/01/10 (E)	1,550	1,538
Rochelle, Ser B, RB
4.000%, 05/01/10	910	923
Rock Island-Mercer Counties, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,053
Winnebago County, School District No. 122, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,218

		30,817

Indiana — 4.5%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/11	1,505	1,575
Indiana State, Health Facility Financing Authority, Ascension Health Credit, Ser A, RB
5.000%, 11/01/27 (B)	4,950	5,131
Indiana State, Health Facility Financing Authority, RB
3.625%, 11/15/36 (B)	4,100	4,249
Noblesville, Independent School District, High School Building Project, RB, AMBAC
4.500%, 07/10/10	2,410	2,470
St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	1,125	1,171
4.000%, 06/30/12	1,135	1,193
Zionsville, Sewer Works Authority, BAN
Callable 12/10/09 @ 100
4.250%, 12/15/11	5,725	5,737

		21,526

Iowa — 0.9%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,509

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser F, RB
5.000%, 08/15/39 (B)	$2,500	$2,672

		4,181

Kansas — 0.5%
Overland Park, Development Authority, 1st Tier, Ser A, RB
Pre-Refunded @ 101
7.375%, 01/01/11 (A)	1,500	1,624
University of Kansas, Hospital Authority, Health Systems Project, RB
5.000%, 09/01/10	750	767

		2,391

Kentucky — 1.0%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,048
5.000%, 08/15/12	1,000	1,068
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB
Callable 02/01/10 @ 100
3.000%, 02/01/11	1,500	1,504
Louisville & Jefferson County, Metropolitan Government, Seven Counties Services Project, RB
Callable 01/04/10 @ 100
0.800%, 12/01/20 (B)(D)	1,350	1,350

		4,970

Louisiana — 0.3%
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/10	770	786
5.000%, 08/01/11	750	788

		1,574

Massachusetts — 2.4%
Berkshire, Regional Transit Authority, RAN
2.750%, 09/10/10	1,420	1,429

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Macon Trust, Variable Certificates, Ser 2007, RB
0.720%, 12/01/12 (B)(D)	$9,701	$9,701

		11,130

Michigan — 6.9%
Avondale School District, GO
2.500%, 05/01/11	1,000	1,016
Bay City, Electric Utilities Authority, Refinance & Improvement Project, RB, FSA
4.500%, 01/01/10	1,790	1,796
L’Anse Creuse Public Schools, GO
Callable 01/04/10 @ 100
0.200%, 05/01/35 (B)	850	850
Michigan State, Hospital Finance Authority, Ascension Project, Ser B3, RB
2.750%, 11/15/33 (B)	1,920	1,952
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,004
Michigan State, Municipal Bond Authority, Ser 2009B, RB
6.000%, 01/20/10	10,300	10,336
Michigan State, Municipal Bond Authority, Ser A, RB
5.250%, 06/01/11	1,275	1,332
Michigan State, Municipal Bond Authority, Ser C, RB
5.000%, 05/01/11	1,115	1,168
5.000%, 05/01/12	1,440	1,538
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,835
Michigan State, South Central Power Agency, RB, AMBAC
5.000%, 11/01/10	1,020	1,054
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (B)	5,000	5,026

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Strategic Fund, Hope Network Project, RB
Callable 12/02/09 @ 100
0.800%, 04/01/35 (B)(D)	$2,730	$2,730
North Michigan, Summit Academy School, COP
Pre-Refunded @ 101
8.750%, 07/01/10 (A)	1,100	1,161

		32,798

Missouri — 0.6%
Greene County, Wilson Creek Project, GO
Callable 08/01/11 @ 100
2.500%, 08/01/12	1,250	1,254
Missouri State, Environmental Improvement & Energy Resources Authority, RB
4.375%, 12/01/34 (B)	1,665	1,711

		2,965

New Hampshire — 0.6%
New Hampshire State, Health & Education Facilities Authority, RB
3.000%, 08/01/11	2,985	3,031

New Jersey — 3.0%
Deptford Township, Ser A, BAN
2.000%, 11/15/10	2,851	2,871
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/10	1,255	1,280
New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
5.000%, 10/01/10	3,615	3,743
Newark, General Improvement Authority, Ser E, BAN
3.250%, 04/14/10	6,050	6,098

		13,992

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 1.2%
Farmington, Pollution Control Board, Ser B, RB, FGIC
Callable 04/01/10 @ 100
3.550%, 04/01/29 (B)	$4,600	$4,623
New Mexico State, Mortgage Finance Authority, RB
6.000%, 07/01/10 (C)	1,045	1,080

		5,703

New York — 10.8%
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB
Pre-Refunded @ 102
6.125%, 10/01/11 (A)	3,100	3,469
Buffalo & Fort Erie, Public Bridge Authority, RB
4.000%, 01/01/25 (B)(D)	2,800	2,861
Cheektowaga, South Line Fire District No. 10, BAN
1.500%, 10/21/10	2,130	2,133
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,215
New York City, Municipal Water Finance Authority, Ser B, RB
7.500%, 06/15/11 (C)	1,145	1,225
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,399
New York City, Trust for Cultural Resources, Ser B, RB
2.750%, 01/01/36 (B)	4,500	4,658
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/10	5,295	5,423
New York State, Dormitory Authority, Ser B, RB
Callable 05/15/12 @ 100
5.250%, 11/15/23 (B)	2,870	3,121
New York State, Environmental Facilities, RB, AMBAC
6.250%, 04/01/12	2,870	3,012

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities, Ser B, RB
Callable 01/04/10 @ 100
5.000%, 10/15/11	$980	$982
New York State, Municipal Bond Bank Agency, Ser C, RB
5.250%, 06/01/10	1,000	1,023
New York State, Urban Development Authority, Ser A, RB
5.500%, 01/01/17 (B)	7,650	8,011
Otsego County, Industrial Development Agency, Ser A, RB
Callable 12/02/09 @ 100
0.600%, 06/01/27 (B)(D)	1,475	1,475
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (C)	1,205	1,276
Troy, Industrial Development Authority, Rensselaer Polytechnic Project, Ser A, RB
5.000%, 09/01/37 (B)	4,000	4,076

		51,359

North Carolina — 0.7%
Durham, Ser B, COP
5.250%, 12/01/11	1,485	1,570
North Carolina State, Municipal Power Agency , Catawba Electric No. 1, Ser C, RB
4.000%, 01/01/10	1,550	1,554

		3,124

Ohio — 9.1%
Cincinnati & Hamilton County, Port Authority, RB
0.550%, 09/01/25 (B)(D)	3,200	3,200
Cuyahoga County, Ser A, GO, NATL
2.778%, 10/01/10 (E)	4,500	4,471
East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB
Callable 12/03/09 @ 100
0.230%, 10/01/35 (B)(D)	9,350	9,350
Little Miami, Local School District, Classroom Facilities Project, COP
2.000%, 11/30/10	4,565	4,565

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, American Municipal Power, Electrical Systems Bowling Green Project, BAN
2.000%, 11/23/10	$2,886	$2,893
Ohio State, American Municipal Power, Electrical Systems Cleveland Project, BAN
3.000%, 08/13/10	1,810	1,829
Ohio State, American Municipal Power, Ser B, BAN
2.000%, 10/28/10	7,800	7,828
Ohio State, Department of Administrative Services, Taxation Accounting & Revenue, COP
4.000%, 09/01/10	2,555	2,624
Ohio State, Higher Educational Facility Commission, Pooled Funding, RB
Callable 12/03/09 @ 100
1.000%, 09/01/24 (B)(D)	315	315
Richmond Heights, BAN
3.850%, 01/14/10	2,000	2,004
Sharonville, BAN
Callable 02/01/10 @ 100
1.000%, 07/16/10	3,000	3,000
Solon, GO
6.500%, 12/01/16	1,060	1,060
Stark County, Industrial Revenue Authority, H-P Products Project, AMT, RB
Callable 03/03/10 @ 100
0.800%, 06/01/18 (B)(D)	200	200

		43,339

Oklahoma — 2.6%
Oklahoma State, Department of Transportation, Ser A, GAN
4.000%, 09/01/10	4,075	4,186
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,064

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 06/01/10	$1,190	$1,216
Oklahoma State, Industrial Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,034
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/10	1,200	1,241
Tulsa County, Industrial Authority, RB
5.000%, 09/01/11	3,145	3,356

		12,097

Pennsylvania — 2.9%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.000%, 06/15/10	1,250	1,281
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/10	1,400	1,422
5.000%, 11/15/11	1,000	1,027
Pennsylvania State, Economic Development Financing Authority, RB
3.600%, 09/01/13 (B)	1,000	1,000
Pennsylvania State, Higher Educational Facilties Authority, University of Scranton Project, RB
4.500%, 05/01/10	3,585	3,634
Pennsylvania State, Industrial Development Authority, RB
5.000%, 07/01/10	2,540	2,583
Pennsylvania State, Turnpike Commission, Sub-Ser D-1, RB
2.000%, 12/01/10	1,055	1,068

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB
Pre-Refunded @ 101
5.875%, 12/01/11 (A)	$1,700	$1,885

		13,900

Puerto Rico — 0.7%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
Callable 07/01/12 @ 100
1.040%, 07/01/27 (B)	250	250
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 19, RB, FSA
0.390%, 01/01/29 (B)(D)	2,800	2,800
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
Callable 08/01/19 @ 100
0.240%, 12/01/47 (B)	300	300

		3,350

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group Project, RB
5.750%, 08/15/10	1,020	1,042

South Carolina — 1.2%
Piedmont, Municipal Power Agency, Ser A, RB, AMBAC
6.590%, 01/01/13 (E)	3,775	3,068
South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB
Pre-Refunded @ 102
7.375%, 12/15/10 (A)	2,600	2,801

		5,869

South Dakota — 0.5%
Heartland, Consumers Power District, RB, FSA
6.000%, 01/01/12	2,250	2,364

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	7

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 1.5%
Hendersonville, Industrial Development Board, Ser A, TA
Callable 12/04/09 @ 100
0.800%, 05/01/36 (B)(D)	$7,100	$7,100

Texas — 9.4%
Dallas-Fort Worth, International Airport Facilities Improvement, Ser A, RB
4.000%, 11/01/12	2,000	2,134
Eagle Mountain & Saginaw, Independent School District, GO
4.481%, 08/15/11 (E)	1,235	1,209
Franklin, Independent School District, School Building Project, Ser B, GO
4.000%, 02/15/10	2,050	2,065
Gulf Coast, Waste Disposal Authority, RB
2.300%, 01/01/42 (B)	4,955	5,021
Hardin, Independent School District, RB
Pre-Refunded @ 102
5.000%, 01/01/11 (A)	3,224	3,443
Harris County, Cultural Education Facilities Finance, RB
Callable 06/01/12 @ 100
5.000%, 12/01/28 (B)	2,850	3,061
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	2,000	2,164
Harris County, Hospital District, RB, NATL
Pre-Refunded @ 100
6.000%, 08/15/10 (A)	5,000	5,184
Lewisville, Independent School District, GO
4.593%, 08/15/11 (E)	1,000	978
Mission, Economic Development Authority, Waste Management Project, RB
2.000%, 12/01/18	3,000	3,000
North Central Texas, Health Facility Development Authority, Retirement Facilities Project, Ser A, RB
7.000%, 11/15/10 (C)	215	228

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prosper, Independent School District, Capital Appreciation, School Building Project, GO
4.495%, 08/15/11 (E)	$1,130	$1,106
Tarrant County, Cultural Education Facilities Authority, Buckner Retirement Services Project, RB
5.000%, 11/15/10	600	610
Tarrant County, Cultural Education Facilities Authority, Ser 1762, RB
Callable 02/15/17 @ 100
0.230%, 02/15/36 (B)	2,100	2,100
Tarrant County, Health Facilities Development Authority, RB
Pre-Refunded @ 101
6.700%, 11/15/10 (A)	4,000	4,271
Texas State, Municipal Power Agency , RB, NATL-RE FGIC
Callable 01/04/10 @ 100
4.250%, 09/01/10	2,500	2,503
Texas State, Public Finance Authority, Ser A, GO
5.000%, 10/01/10	2,500	2,598
Waxahachie, Independent School District, GO
Pre-Refunded @ 63
5.733%, 08/15/10 (A)(E)	5,365	3,388

		45,063

Virginia — 0.5%
Riverside, Regional Jail Authority, RAN
Callable 01/04/10 @ 100
4.250%, 07/01/10	2,615	2,619

Washington — 3.4%
Everett, Public Facilities District Authority, RB
Callable 12/02/09 @ 100
0.650%, 04/01/36 (B)	7,100	7,100

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2009

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)
King County, Ser D, GO
5.600%, 12/01/09	$505	$505
Pierce County, School District No. 10, Putters, Ser 1803, GO, FGIC
0.390%, 12/01/10 (B)	6,500	6,500
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,668
Washington State, Ser A, GO, FSA
6.250%, 02/01/11	615	635

		16,408

Wisconsin — 0.9%
Northland Pines, School District, TRAN
1.250%, 10/08/10	1,100	1,101
Oak Creek, Waterworks System Authority, BAN
Callable 04/01/10 @ 100
4.000%, 04/01/11	3,000	3,028

		4,129

Wyoming — 0.3%
Campbell County, Recreation Project, Recreational Project, RB
5.000%, 06/15/10	1,430	1,462

Multi-State — 3.5%
BB&T Municipal Trust, Ser 1007, RB
0.340%, 04/10/22 (B)(D)	9,660	9,660
BB&T Municipal Trust, Ser 1027, RB
0.340%, 03/01/16 (B)(D)	7,000	7,000

		16,660

Total Municipal Bonds (Cost $483,381) ($ Thousands)		488,708

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(F)	95,636	96

Total Cash Equivalent (Cost $96) ($ Thousands)		96

Total Investments — 102.5% (Cost $483,595) ($ Thousands)@		$488,804

Percentages are based on Net Assets of $476,980 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(F)	Rate shown is the 7-day effective yield as of November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation reinsurance of Financial Guaranty Insurance Company

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

@	At November 30, 2009, the tax basis cost of the Fund’s investments was $483,419 ($ Thousands), and the unrealized appreciation and depreciation were $5,442 ($ Thousands) and $(57) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	9

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.1%

California — 92.2%
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL
Callable 08/01/17 @ 100
5.000%, 08/01/24	$1,000	$1,057
California State University, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,194
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,250
California State University, Ser A, RB, FSA
5.000%, 11/01/16	1,235	1,410
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,457
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,052
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,074
California State, Communities Development Authority, LA Jewish Home Project, RB
Callable 11/15/10 @ 100
4.500%, 11/15/13	3,000	3,057
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,022
California State, Department of Water Resources & Power, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	34

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	$1,250	$1,441
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,166
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,121
California State, GO
5.250%, 02/01/18	2,000	2,161
5.000%, 10/01/16	3,225	3,494
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,073
California State, Health Facilities Financing Authority, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,683
California State, Municipal Finance Authority, Ser A, RB
5.000%, 05/15/19	1,500	1,508
California State, Municipal Finance Authority, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,340
California State, Public Works Board, California State University Project, Ser A, RB, NATL-RE FGIC
5.250%, 10/01/17	1,380	1,448
California State, Public Works Board, Department of General Services Project, Ser A, RB, FSA
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,664
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,671
California State, Various Purposes, GO, FSA
5.000%, 09/01/16	2,000	2,213
Corona-Norca, Unified School District, Ser B, GO, FSA
9.265%, 09/01/13 (B)	1,000	888
9.019%, 09/01/12 (B)	1,005	925

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Del Mar, Race Track Authority, RB
5.000%, 08/15/10	$700	$712
Evergreen, Elementary School District, GO, NATL
Callable 09/01/14 @ 100
5.000%, 09/01/22	2,270	2,380
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA
Callable 04/01/10 @ 101
5.200%, 10/01/10	1,615	1,642
Fremont, Union High School District, GO, NATL-RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,149
Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 08/01/10 @ 102
5.500%, 08/01/15	1,445	1,493
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,749
Hacienda La Puente, Ser A, GO, NATL
8.816%, 08/01/15 (B)	1,200	952
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,120
Intermodal Container Transfer Facility, Joint Powers Authority, Ser A, RB, AMBAC
5.000%, 11/01/10	1,465	1,516
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,541
Los Angeles Community College District, Ser A, GO, FSA
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,599
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,693

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	$1,200	$1,309
Los Angeles, Sonnenblick Del Rio Project, COP, AMBAC
5.375%, 11/01/10	485	504
M-S-R, Public Power Agency, Ser K, RB, NATL
5.000%, 07/01/13	2,600	2,844
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,460
Ontario, Redevelopment Financing Authority, Center City & Cimarron Project No. 1, RB, NATL
5.000%, 08/01/11	1,270	1,300
Palo Alto, Unified School District, GO, FSA
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,340
Rancho Cucamonga, Redevelopment Agency, Rancho Redevelopment Project, Ser A, TA, AMBAC
Callable 09/01/14 @ 100
5.000%, 09/01/15	2,000	2,085
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	983
Rancho, Water District Financing Authority, Ser A, RB, FSA
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,512
Redwood City, Elementary School District, GO, NATL-RE FGIC
5.000%, 08/01/15	2,275	2,488
Riverside, Community College District, GO, FSA
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,860
San Buenaventura, Ser B, COP, AMBAC
5.000%, 01/01/12	1,455	1,575

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego, Burnham Institution for Medical Research Project, COP
Callable 09/01/15 @ 102
5.000%, 09/01/16	$575	$551
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	2,075	2,242
5.000%, 05/15/24	1,000	1,064
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,364
San Francisco City & County, Airports Commission , Ser 2, RB, NATL-RE FGIC
5.000%, 05/01/12	1,555	1,677
San Francisco City & County, Ser A, GO
5.000%, 06/15/17	3,000	3,391
San Francisco, Bay Area Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,140
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,115
San Joaquin County, Capital Facilities Project, COP, NATL
5.500%, 11/15/13	1,000	1,083
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL
5.000%, 09/01/15	2,585	2,620
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,245
South San Francisco, School District, RB, NATL
5.000%, 09/15/17	1,070	1,202
Southern California, Public Power Authority, Ser A, RB, FSA
5.000%, 01/01/15	1,750	1,994
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	527
5.000%, 11/01/16	550	544

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	$2,105	$2,075
University of California, Regents Medical Center, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,111
University of California, Regents Medical Center, Ser A, RB, NATL
5.000%, 05/15/13	2,000	2,191
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,311
Val Verde, Unified School District, COP, FGIC
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,945
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	575
Washington Township Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,121
West Hollywood, Public Financing Authority, Ser A, RB
5.000%, 02/01/13	1,645	1,795
Whittier, High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,567

		138,659

Puerto Rico — 3.9%
Puerto Rico Commonwealth, Electric Power Authority, RB, NATL
5.000%, 07/01/20	1,700	1,754
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,426
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, FSA
5.500%, 07/01/15	1,490	1,637
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	1,000	1,083

		5,900

Total Municipal Bonds (Cost $140,481) ($ Thousands)		144,559

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$2,000	$1,765

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,765

CASH EQUIVALENT — 1.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% †(D)	2,924,040	2,924

Total Cash Equivalent (Cost $2,924) ($ Thousands)		2,924

Total Investments — 99.2% (Cost $145,405) ($ Thousands)@		$149,248

Percentages are based on Net Assets of $150,386 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation reinsurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@	At November 30, 2009, the tax basis cost of the Fund’s investments was $145,325 ($ Thousands), and the unrealized appreciation and depreciation were $4,723 ($ Thousands) and $(800) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Massachusetts — 83.3%
Erving, GO
5.375%, 06/15/12	$375	$385
Fall River, GO, FSA
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	813
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	222
5.500%, 03/01/12	250	258
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	613
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/11	750	809
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	570
5.000%, 07/01/22	500	575
Massachusetts Bay, Transportation Authority, Ser A, RB
Callable 07/01/10 @ 100
5.750%, 07/01/13	45	46
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,171
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	293
5.250%, 07/01/21	250	293
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17	500	582
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	523

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Biomedical Research Project, Ser C, RB
Callable 08/01/10 @ 101
6.000%, 08/01/11	$210	$218
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	280
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,053
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	282
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	293
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	565
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	579
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	641
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, NATL- RE FGIC
5.000%, 08/15/15	1,320	1,400

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	$200	$217
Massachusetts State, Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/22	250	309
Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	500	596
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	517
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	355
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB
3.900%, 12/01/17 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
Callable 12/01/14 @ 100
5.000%, 12/01/28	250	241
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB
Callable 06/01/13 @ 100
4.200%, 12/01/14 (A)	565	564
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB
Callable 01/04/10 @ 100
5.750%, 02/01/14	925	928
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	778

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Port Authority, Ser C, AMT, RB, FSA
5.000%, 07/01/15	$1,150	$1,195
Massachusetts State, Ser A, GO, FSA
Pre-Refunded @ 100
5.000%, 03/01/15 (B)	500	587
Massachusetts State, Ser A, GO, FSA
5.250%, 08/01/20	500	591
Massachusetts State, Ser B, GO, FSA
5.250%, 09/01/21	500	591
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	901
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	239
Massachusetts State, Ser D, GO, NATL
5.500%, 11/01/15	500	593
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	631
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	6
Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	500	592
5.000%, 08/01/20	500	587
Massachusetts State, Water Pollution Abatement Authority, Ser 14, RB
5.000%, 08/01/19	1,000	1,179
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	420
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	500	578

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Resources Authority, Ser B, RB, FSA
5.250%, 08/01/23	$500	$586
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	105	110
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	568
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,141

		29,064

Puerto Rico — 14.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	266
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	269
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	274
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	262
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	314
5.000%, 07/01/16	500	514
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (C)	45	55
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/16	250	262

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	$500	$528
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	250	256
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (D)	550	565
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	750	783
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	531
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/12 @ 100
5.000%, 07/01/30 (A)	250	256

		5,140

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	77

Total Municipal Bonds (Cost $32,997) ($ Thousands)		34,281

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2009

Description	Shares	Value ($ Thousands)

CASH EQUIAVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (E)	126,293	$126

Total Cash Equivalent (Cost $126) ($ Thousands)		126

Total Investments — 98.5% (Cost $33,123) ($ Thousands)@		$34,407

Percentages are based on Net Assets of $34,915 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL —RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

@ At November 30, 2009, the tax basis cost of the Fund’s investments was $33,119 ($ Thousands), and the unrealized appreciation and depreciation were $1,369 ($ Thousands) and $(81) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.0%

New Jersey — 83.5%
Atlantic County, Public Facilities Lease Agreement, COP, NATL-RE FGIC
6.000%, 03/01/13	$1,000	$1,127
Burlington County, Bridge Authority, Government Loan Program, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,423
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,929
East Orange, Ser A, GO, FSA
5.000%, 08/01/12	1,185	1,267
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,474
Garden State, Preservation Trust, Ser C, RB, FSA
5.125%, 11/01/16	1,000	1,164
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	600
Lafayette Yard, Community Development Authority, Trenton Hotel/Conference Center Project, RB, NATL
Pre-Refunded @ 101
6.125%, 04/01/10 (A)	500	515
5.250%, 04/01/10 (A)	540	554
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL
5.000%, 06/01/14	3,000	3,115
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
Callable 06/01/11 @ 102
5.000%, 06/01/12	890	930

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	$2,000	$2,149
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,666
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, FSA
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,885
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,746
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,913
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,742
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,204
5.000%, 09/01/20	1,220	1,433
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,204

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	$2,000	$2,087
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB
Callable 01/04/10 @ 101
5.250%, 07/01/11	535	540
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	400	407
5.000%, 07/01/14	510	516
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	196
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,032
5.000%, 07/01/14	570	582
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,984
New Jersey State, Ser H, GO, FSA
5.250%, 07/01/15	1,485	1,739
New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	3,450	3,670

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund , Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	$1,615	$1,771
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB
5.000%, 06/15/10 (B)	165	169
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB, FSA
5.500%, 12/15/16	3,000	3,458
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, FGIC Pre-Refunded @ 100
5.250%, 06/15/15 (A)	1,165	1,383
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (B)	3,000	3,444
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (A)	2,115	2,483
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,087
Ocean County, Waste Utilities Authority, RB
5.250%, 01/01/10	665	668
Passaic Valley, Sewer Authority, Ser F, RB, NATL-RE FGIC
5.000%, 12/01/12	1,270	1,367
Rahway, COP, NATL
Callable 02/15/10 @ 101
5.400%, 02/15/13	475	483
5.300%, 02/15/12	450	458
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,180
5.000%, 05/01/22	1,000	1,127

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southeast Morris County, Municipal Utilities Authority, RB, NATL
Callable 01/01/11 @ 100
5.000%, 01/01/13	$1,215	$1,258
Trenton, GO, NATL
5.000%, 12/01/11	1,360	1,430
West Windsor Plainsboro, Regional School District, GO, FSA
5.000%, 09/15/16	1,075	1,258
5.000%, 09/15/17	635	744

		67,561

New York — 4.2%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, FSA
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,379

Pennsylvania — 3.1%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,721
5.000%, 07/01/16	730	816

		2,537

Puerto Rico — 5.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser JJ, RB, XLCA
5.375%, 07/01/17	1,000	1,062
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	1,000	1,021
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/12	1,015	1,094
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,039

		4,216

Total Municipal Bonds (Cost $74,602) ($ Thousands)		77,693

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (C)	1,993,708	$1,994

Total Cash Equivalent (Cost $1,994) ($ Thousands)		1,994

Total Investments — 98.5% (Cost $76,596) ($ Thousands) @		$79,687

Percentages are based on Net Assets of $80,903 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

@ At November 30, 2009, the tax basis cost of the Fund’s investments was $76,596 ($ Thousands), and the unrealized appreciation and depreciation were $3,303 ($ Thousands) and $(212) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Guam — 0.5%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$509

New York — 84.7%
Amherst, Industrial Development Agency, Mandatory Tender, Ser A, RB, Radian
4.200%, 10/01/31 (A)	465	466
Babylon, Industrial Development Agency, Ser A, RB
5.000%, 01/01/17	1,000	1,081
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	491
Dutchess County, Industrial Development Agency, IBM Project, AMT, RB
5.450%, 12/01/29 (A)	1,000	1,000
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,153
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,473
Islip, Resource Recovery Agency, Ser F, AMT, RB, FSA
5.000%, 07/01/12	1,000	1,042
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,098
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	556
Long Island, Power Authority, Ser F, RB, NATL
5.000%, 05/01/15	1,000	1,121

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	$1,000	$1,117
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.000%, 11/15/14	1,290	1,455
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/11 @ 100
5.250%, 11/15/12	1,000	1,089
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,105
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	557
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,124
Mount Sinai, Free School District, GO, AMBAC
6.200%, 02/15/14	500	586
Nassau County, Interim Finance Authority, Ser A, RB, NATL
5.000%, 11/15/14	500	570
Nassau County, Ser A, GO, NATL-RE FGIC
6.000%, 07/01/10	100	103
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, Ser 6, AMT, RB, NATL
6.250%, 12/01/09	500	500
New York & New Jersey, Port Authority, One Hundred Thirty Ninth Project, AMT, RB, NATL-RE FGIC
5.000%, 10/01/13	1,000	1,091

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York & New Jersey, Port Authority, Ser 131, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	$1,500	$1,645
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,419
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/12	1,000	1,083
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,172
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,059
5.000%, 01/01/10	750	751
New York City, Ser C, GO
5.000%, 08/01/13	500	557
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,692
New York City, Ser C, GO, NATL
5.000%, 08/01/15	750	843
New York City, Ser G, GO
5.000%, 08/01/15	705	793
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	797
New York City, Ser H, GO
5.000%, 08/01/13	840	935
New York City, Ser H, GO, NATL-RE FGIC
6.000%, 08/01/12	750	839
New York City, Ser H, GO, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	827
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	543

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Sub-Ser F- 1, GO
5.000%, 09/01/13	$750	$836
New York City, Sub-Ser J, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	331
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB
Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (B)	750	807
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB
Callable 02/01/11 @ 100
5.250%, 02/01/29 (A) (B)	750	786
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub- Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,135
New York City, Transitional Finance Authority, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	394
New York City, Transportation Authority, Livingston Plaza Project, RB, FSA
5.400%, 01/01/18 (C)	105	122
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	745	788
New York State, Dormitory Authority, Columbia University, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,118
New York State, Dormitory Authority, Education Project, Ser D, RB
5.000%, 03/15/14	1,000	1,131

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB
5.000%, 07/01/15	$740	$827
5.000%, 07/01/16	655	734
New York State, Dormitory Authority, Hospital - Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,229
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,091
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	928
New York State, Dormitory Authority, Mental Health Project, RB, FSA
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,652
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser C, RB, NATL-RE FGIC
5.000%, 02/15/13	800	869
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, FSA
5.250%, 08/15/18	1,000	1,124
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,042
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,057

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, New York State Department of Health Project, RB
5.250%, 07/01/13	$500	$553
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	121
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	570
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/12	1,000	1,087
5.000%, 07/01/13	1,000	1,105
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,127
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,190
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	1,000	1,104
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	557
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	896
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,309
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	708

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, New York City Water Project, RB
5.750%, 06/15/10	$35	$36
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser A, RB
Callable 06/15/18 @ 100
5.000%, 06/15/24	1,500	1,651
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser E, RB
5.000%, 06/15/14	750	861
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,170
New York State, Environmental Facilities Authority, Ser A, RB, NATL-RE FGIC
5.250%, 12/15/13	500	577
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	1,040	1,171
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 04/01/11 @ 100
5.050%, 10/01/17	825	831
New York State, Mortgage Agency, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	1,000	1,057
New York State, Sales Tax Asset Receivables Project, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,118
New York State, Thruway & Highway Board, Ser B, RB, FSA
5.000%, 04/01/14	1,000	1,134
5.000%, 04/01/15	800	912

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway & Highway Board, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	$1,000	$1,136
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/17	500	574
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,117
New York State, Thruway Authority, Ser H, RB, NATL
5.000%, 01/01/15	635	705
New York State, Thruway Authority, Transportation Project, Ser A, RB, FSA
5.000%, 03/15/14	1,000	1,131
New York State, Triborough Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	889
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,157
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	289
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,153
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,149
New York State, Urban Development Authority, Service Contract, RB, FSA
5.000%, 01/01/15	500	567
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	556

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Troy, Industrial Development Authority, Rensselaer Polytechnic Institute Project, Ser A, RB
5.500%, 09/01/10	$400	$411
TSASC, Ser 1, RB
Callable 06/01/16 @ 100
4.750%, 06/01/22	2,510	2,424
Westchester County, Ser C, GO
5.000%, 11/01/17	850	1,010
Yonkers, Ser A, GO, FSA
5.000%, 05/01/17	300	334
Yonkers, Ser A, GO, NATL
5.000%, 08/01/13	1,500	1,617

		89,798

Puerto Rico — 14.4%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	537
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	510
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	500	524
5.000%, 12/01/15	750	775
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, FSA
5.500%, 07/01/25	1,740	1,925
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,159
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/19	750	829

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (C)	$115	$140
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	515	562
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, AMBAC
5.500%, 07/01/18	1,000	1,033
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	524
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	250	264
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB
Callable 07/01/12 @ 100
5.000%, 07/01/28 (A)	1,000	1,024
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	784
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A) (D)	2,350	2,414

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$1,250	$1,328

		15,343

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	75	77

Total Municipal Bonds (Cost $101,475) ($ Thousands)		105,727

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (E)	751,642	752

Total Cash Equivalent (Cost $752) ($ Thousands)		752

Total Investments — 100.4% (Cost $102,227) ($ Thousands)@		$106,479

Percentages are based on Net Assets of $106,023 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Step Bonds—The rate reflecte don the Schedule of Investments is the effective yield on November 30, 2009. The coupon on a step bond changes on a specified date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of November 30, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

@	At November 30, 2009, the tax basis cost of the Fund’s investments was $102,228

($ Thousands), and the unrealized appreciation and depreciation were $4,542 ($ Thousands) and $(291) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 93.3%

Guam — 1.3%
Territory of Guam, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,019

Pennsylvania — 78.1%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,085
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	598
Allegheny County, Residential Finance Authority, Single- Family Mortgage Project, Ser CC-1, RB
Callable 01/04/10 @ 101
5.200%, 05/01/17	565	575
Allegheny County, Ser C- 56, GO, FSA
5.000%, 10/01/15	1,000	1,148
Bensalem Township, Water & Sewer Authority, RB
Callable 01/04/10 @ 100
6.750%, 12/01/14 (A)	75	81
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,228
Bethel Park School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,081
Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB
Callable 01/04/10 @ 100
7.625%, 09/01/11 (A)	79	84
Central Dauphin County, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,229
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,175

Description	Face Amount ($ Thousands)	Value ($ Thousands)

City of Philadelphia , Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	$1,000	$1,049
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB
Callable 01/04/10 @ 100
5.125%, 11/15/12 (A)	70	70
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB
Callable 01/04/10 @ 100
6.500%, 01/15/11 (A)	70	73
Delaware River, Toll Bridge Commission, RB
5.250%, 07/01/13	1,000	1,115
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	1,000	1,097
Derry Township, Sanitation Sewer Authority, RB
Callable 01/04/10 @ 100
6.250%, 08/01/12 (A)	20	22
Dover Township, Sewer Authority, RB
Callable 01/04/10 @ 100
6.250%, 05/01/12 (A)	20	21
Erie County, Hospital Authority, Erie County Geriatric Project, RB
Callable 01/04/10 @ 100
6.250%, 07/01/11 (A)	50	52
Hampton Township, Sanitation Sewer Authority, RB
Callable 03/01/10 @ 100
6.500%, 09/01/10 (A)	10	10
Horsham Township, Sewer Authority, RB, NATL
Callable 01/04/10 @ 100
6.700%, 01/01/11 (A)	10	11
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,050
Lancaster, Area Sewer Authority, RB
Callable 01/04/10 @ 100
6.000%, 04/01/12 (A)	145	150

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster, Area Sewer Authority, RB
6.750%, 04/01/12 (A)	$5	$5
Lancaster, Parking Authority, RB
Callable 01/04/10 @ 100
5.750%, 01/01/12 (A)	15	16
Langhorne, Higher Education Authority, Woods Services Project, RB, Radian
Callable 11/15/11 @ 100
4.950%, 11/15/16	2,485	2,372
Lower Pottsgrove Township, RB
Callable 05/01/10 @ 100
6.250%, 05/01/12 (A)	20	21
Luzerne County, Ser C, GO, NATL-RE FGIC
5.250%, 12/15/15	1,000	1,116
McKeesport, Area School District, Ser C, GO
Callable 01/04/10 @ 100
5.000%, 04/01/13 (A)	295	304
Meadville, Area Water Authority, RB, FSA
5.125%, 07/01/14	435	500
Mifflin County, Hospital Authority, RB, Radian
Callable 01/01/11 @ 101
5.500%, 07/01/12	1,375	1,463
Montgomery County, Higher Education & Health Authority, Arcadia University Project, RB, Radian
5.000%, 04/01/15	400	411
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF- 1, RB, CIFG
5.000%, 05/01/16	1,140	1,263
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,090
Nazareth, Area School District, Ser A, GO, FSA
Pre-Refunded @ 100
5.000%, 08/15/14 (B)	500	584
Neshaminy, Water Reserve Authority, RB
Callable 01/04/10 @ 100
5.750%, 03/01/11 (A)	5	5
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian
Callable 01/04/10 @ 100
5.125%, 07/01/19	470	470

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	$995	$997
Northampton County, Municipal Authority, RB
Callable 01/04/10 @ 100
6.750%, 11/01/13 (A)	15	16
Penn State University , Ser B, RB
5.250%, 08/15/21	1,000	1,181
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	936
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,928
Pennsylvania State, Economic Development Financing Authority, Dr. Gertrude A. Barber Center Project, RB, Radian
Callable 12/01/10 @ 100
5.625%, 12/01/15	885	889
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,418
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 01/04/10 @ 100
5.875%, 11/15/16	25	22

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 01/04/10 @ 100
5.875%, 11/15/18	$2,000	$1,717
5.700%, 11/15/10	50	49
Pennsylvania State, Higher Educational Facilities Authority, Philadelphia University Project, RB, Radian
Pre-Refunded @ 100
5.750%, 06/01/10 (B)	660	676
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,251
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/19	500	584
Pennsylvania State, Higher Educational Facilties Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,136
5.000%, 08/01/21	1,000	1,109
Pennsylvania State, Higher Educational Facilties Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,689
Pennsylvania State, Housing Finance Agency, Ser 103, AMT, RB
Callable 10/01/17 @ 100
5.700%, 04/01/22	1,860	1,982
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, Special Tax Obligation
5.000%, 06/15/18	1,000	1,130

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	$1,000	$1,183
Pennsylvania State, Ser 2, GO
Pre-Refunded @ 100
5.000%, 01/01/16 (B)	1,000	1,172
Pennsylvania State, Ser 3, GO, FSA
5.375%, 07/01/20	1,000	1,208
Philadelphia, Gas Works Authority, Ser B, RB, NATL
7.000%, 05/15/20 (A)	945	1,148
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,040
Philadelphia, Hospitals & Higher Education Facilities Authority, Jefferson Health Systems Project, Ser A, RB, AMBAC
Callable 01/04/10 @ 100
5.125%, 05/15/18	1,000	1,003
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	539
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,106
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 01/04/10 @ 100
6.625%, 10/01/12 (A)	20	22
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,615	1,707
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA
Callable 01/04/10 @ 100
6.000%, 12/01/11 (C)	1,500	1,538
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA
Callable 01/04/10 @ 100
6.250%, 03/15/15 (C)	1,500	1,506
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	35	36

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Reading, Area Water Authority, RB, FSA
Callable 06/01/17 @ 100
5.000%, 12/01/21	$2,080	$2,254
South Fayette Township, Sanitation Authority, RB
Callable 01/04/10 @ 100
6.375%, 11/01/12 (A)	50	52
South Fork, Municipal Authority, Conemaugh Valley Memorial Hospital, RB
5.625%, 07/01/10	5	5
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 06/01/12 @ 100
4.900%, 12/01/14	545	550
Susquehanna Township, Sewer Authority, RB
Callable 01/04/10 @ 100
6.000%, 11/15/13 (A)	35	39
University of Pittsburgh, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	580
University of Pittsburgh, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,132
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,191
Upper Allen Township, Sewer Authority, RB
Callable 01/04/10 @ 100
5.750%, 04/01/13 (A)	135	150
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (A)	5	5
Willistown Township, Municipal Sewer Authority, RB
Callable 01/04/10 @ 100
6.000%, 01/01/15 (A)	15	17
York County, Industrial Development Authority, York Water Project, RB
3.750%, 06/01/10	1,000	997

Description	Face Amount ($ Thousands)	Value ($ Thousands)

York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	$75	$88

		61,602

Puerto Rico — 13.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	537
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	510
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	250	262
5.000%, 12/01/13	880	927
5.000%, 12/01/14	650	681
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/18	1,100	1,147
5.500%, 07/01/19	1,000	1,035
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,007
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13	175	191
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB
5.000%, 12/01/13 (A)	325	371
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,048
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (C) (D)	1,135	1,166
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL
5.500%, 07/01/18	1,000	1,040
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,062

		10,984

Total Municipal Bonds (Cost $72,332) ($ Thousands)		73,605

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2009

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 6.9%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (E)	5,453,312	$5,453

Total Cash Equivalent (Cost $5,453) ($ Thousands)		5,453

Total Investments — 100.2% (Cost $77,785) ($ Thousands)@		$79,058

Percentages are based on Net Assets of $78,871 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Rate shown is the 7-day effective yield as of November 30, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

@	At November 30, 2009, the tax basis cost of the Fund’s investments was $77,752 ($ Thousands), and the unrealized appreciation and depreciation were $2,412 ($ Thousands) and $(1,106) ($Thousands) respectively.

As of November 30, 2009, all of the Fund’s investments are Level 2, with the exception of the cash equivalent, which is a Level 1 security in accordance with ASC 820 (formerly SFAS No. 157).

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 65.1%

Alabama — 1.1%
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$751
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	662
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	406

		1,819

Alaska — 0.7%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	138
Boro of Matanuska- Susitna, Goose Creek Correctional Center Project, RB
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,142

		1,280

Arizona — 2.8%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	273
Chandler, GO
Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,065
Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	475
Pima County, Industrial Development Authority, American Charter Schools Fundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	190

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	$1,250	$1,273
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	1,000	974
Pima County, Industrial Development Authority, Tuscon County Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	190
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	411

		4,851

California — 6.4%
ABAG, Finance Authority , For Nonprofit, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	414
Bay Area, Toll Authority, Ser F, RB
Callable 04/01/16 @ 100
5.000%, 04/01/31	1,000	1,016
California State, Department of Water Resources, Sub-Ser F-4, RB
Callable 12/02/09 @ 100
0.200%, 05/01/22 (A)(B)	700	700
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,015
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,030
California State, Health Facilities Financing Authority, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,052
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,051

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	1

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	$250	$252
Chabot-Las Positas, Community College Project, Ser B, GO, AMBAC
Callable 08/01/16 @ 100
5.000%, 08/01/30	1,000	1,020
Long Beach, Special Tax, Towne Center Project
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	621
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC
Pre-Refunded @ 100
5.750%, 05/01/10 (C)	5	5
Port of Oakland, Ser K, AMT, RB, NATL-RE FGIC
Callable 05/01/10 @ 100
5.750%, 11/01/12	495	504
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,098
University of California Regents Medical Center, RB, NATL
0.793%, 05/15/30 (B)	250	182

		10,960

Colorado — 0.7%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	489
Colorado State, Public Energy Authority, RB
6.250%, 11/15/28	650	663

		1,152

Florida — 1.4%
Brevard County, Health Facilities Authority, Health First Project, RB
Callable 04/01/16 @ 100
5.000%, 04/01/36	460	395

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, University Square Community Development Authority, Special Assessment, Ser A-1
Callable 05/01/17 @ 100
5.875%, 05/01/38	$250	$186
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/16 @ 100
5.500%, 04/01/38	500	504
Miami-Dade County, RB
Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,008
Seminole Tribe, Special Obligation, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	222

		2,315

Georgia — 1.7%
Atlanta, Downtown Development Authority, Ser A, RB
4.000%, 07/01/11	500	518
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	458
Georgia State, Municipal Electric Authority , Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	508
Main Street Natural Gas, Ser A, RB
6.250%, 07/15/28 (D)	700	322
5.000%, 03/15/12	1,000	1,051

		2,857

Idaho — 0.2%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	272

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 3.2%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	$250	$205
Chicago, O'Hare International Airport, Third Lien, Ser A, RB, NATL-RE FGIC
Callable 01/01/16 @ 100
5.000%, 01/01/33	850	852
Hillside, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	427
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35	500	401
Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB
7.000%, 12/01/37 (D)	200	72
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,105
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	220
Illinois State, GO
4.000%, 04/26/10	900	912
4.000%, 05/20/10	1,000	1,016
Illinois State, Sports Facility Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37	300	91
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB
Callable 06/01/17 @ 103
6.625%, 06/01/37	150	134

		5,435

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana — 2.5%
East Chicago , GO
Callable 12/31/09 @ 100
4.500%, 04/15/10	$1,000	$1,000
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,058
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,039
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,097

		4,194

Iowa — 0.4%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	181
5.500%, 11/15/37	900	594

		775

Kansas — 1.2%
Kansas State, Development Finance Authority, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	504
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/37	750	568
5.125%, 05/15/42	100	74
Wichita, Facilities Improvement Authority, Ser III, RB
Callable 11/15/19 @ 100
5.000%, 11/15/34	1,000	959

		2,105

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	3

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky — 1.9%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	$1,000	$1,099
Kentucky State, Property & Buildings Commission, Ser A, RB
4.000%, 08/01/11	2,000	2,093

		3,192

Louisiana — 2.0%
Louisiana State, Citizens Property Insurance, Ser C-3, RB
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,653
New Orleans, Aviation Board, Ser A1, RB
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	554
St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,133

		3,340

Maryland — 1.3%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	985
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	300	204
Maryland State, Health & Higher Educational Facilities Authority, Washington County Hospital Project, RB
Callable 01/01/18 @ 100
5.750%, 01/01/38	1,000	966

		2,155

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 1.1%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	$250	$209
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,500	1,614

		1,823

Michigan — 1.1%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	199
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	833
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	250	206
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	589

		1,827

Minnesota — 1.0%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	78
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	329

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$882
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	388

		1,677

Mississippi — 0.8%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB
Callable 12/28/09 @ 100
5.875%, 04/01/22	1,300	1,286

Nevada — 0.6%
Clark County, GO, FSA
Callable 06/01/16 @ 100
4.750%, 06/01/30	1,000	1,001

New Hampshire — 1.5%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB
Callable 10/01/19 @ 100
6.875%, 10/01/39	500	488
New Hampshire State, Health & Education Facilities Authority, RB
Callable 12/02/09 @ 100
0.350%, 07/01/33 (B)	1,000	1,000
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB
Callable 12/02/09 @ 100
0.220%, 07/01/33 (B)	1,000	1,000

		2,488

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 1.2%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$218
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB
Callable 11/01/16 @ 100
5.375%, 11/01/36	300	214
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,649

		2,081

New York — 2.3%
Long Island, Power Authority, Ser A, RB
Callable 04/01/19 @ 100
5.750%, 04/01/39	500	538
Monroe County, Ser A, GO
3.750%, 06/01/11	1,000	1,032
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	750	654
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
0.660%, 03/01/16 (B)	250	211
New York City, Liberty Development Corporation, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	998
5.250%, 10/01/35	500	492

		3,925

North Carolina — 1.6%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	527

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	5

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	$1,000	$1,008
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	238
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	519
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	502

		2,794

Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/30	800	671
5.875%, 06/01/47	1,250	886
6.000%, 06/01/42	1,435	1,078
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,139
Ohio State, Higher Educational Facility Commission, RB
Callable 01/15/15 @ 100
6.750%, 01/15/39	500	530

		4,304

Oregon — 0.6%
Oregon State, Health & Science University, Ser A, RB
Callable 07/01/19 @ 100
5.750%, 07/01/39	1,000	1,069

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 4.5%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	$250	$241
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB
Callable 11/15/17 @ 100
5.375%, 11/15/40	575	407
Bethlehem Area, School District, Ser A, GO
Callable 04/15/19 @ 100
5.000%, 10/15/20	1,000	1,082
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	213
Dauphin County, General Authority, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	814
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	234
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB
Callable 06/01/11 @ 103
6.750%, 12/01/36	800	817
Pennsylvania State, Health Systems Authority, Geisinger Health Project, Ser A, RB
Callable 12/02/09 @ 100
0.220%, 05/15/35 (B)	1,000	1,000
Pennsylvania State, Turnpike Commission, Ser D, RB
Callable 12/01/19 @ 100
5.125%, 12/01/40	750	731

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, Ser A, RB
Callable 07/01/17 @ 100
5.000%, 07/01/34	$750	$570
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 01/04/10 @ 100
6.625%, 11/15/23	500	500
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	183
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	946

		7,738

Puerto Rico — 1.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,663
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	600	602

		2,265

South Carolina — 1.5%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	820
South Carolina State, Jobs-Economic Development Authority, Palmetto Health Project, RB
Callable 08/01/19 @ 100
5.750%, 08/01/39	500	479

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB
Callable 11/15/17 @ 100
6.000%, 11/15/37	$250	$172
South Carolina State, Public Service Authority, Ser B, RB, NATL
5.000%, 01/01/19	1,000	1,152

		2,623

Tennessee — 2.3%
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB
Callable 04/15/12 @ 101
6.500%, 04/15/31	1,000	1,036
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB
Callable 04/01/17 @ 100
5.250%, 04/01/36	250	233
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,097
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37	550	221
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	391
5.000%, 02/01/27	1,000	905

		3,883

Texas — 8.4%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	194

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	7

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	$600	$369
Dallas, Independent School District, GO
4.000%, 02/15/11	450	467
Fort Bend County, GO, NATL
Callable 03/01/17 @ 100
4.750%, 03/01/31	500	507
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	794
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	463
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	1,000	1,082
Harris County, Health Facilities Development, Hermann Healthcare Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	280
Houston, Airport Systems Authority, Special Facilities - Continental Project, Ser E, AMT, RB
Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	862
Lubbock, Educational Facilities Authority, Lubbock Christian Project, RB
Callable 11/01/17 @ 100
5.250%, 11/01/37	250	218
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	152
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	217

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB
Callable 04/01/12 @ 100
5.200%, 04/01/18	$250	$248
North Central Texas, Health Facility Development, Children's Medical Center - Dallas Project, RB
Callable 08/15/19 @ 100
5.750%, 08/15/39	2,500	2,607
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	255
North Texas, Thruway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,700	1,730
Pharr, Higher Education Finance Authority, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	495
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	533
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	232
5.000%, 12/15/11	250	258
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	437
Texas State, Ser B, GO
5.000%, 08/01/13	220	249
Texas State, Water Development Board, Ser B, RB
Callable 07/15/14 @ 100
4.500%, 07/15/23	850	887
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	256

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	$250	$238
Willacy County, Local Government, Ser A-1, RB
Callable 03/01/12 @ 103
6.875%, 09/01/28	245	203

		14,233

Utah — 0.7%
St. George, Sales Tax, RB
2.500%, 11/01/11	250	257
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	445
Utah State, St. George Electric Revenue Authority, RB, FSA
Callable 06/01/18 @ 100
5.000%, 06/01/38	500	512

		1,214

Virginia — 1.8%
Fairfax County, Industrial Development Authority, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,075
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	473
James City & County, Economic Development Authority, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	113
Lewistown, Community Center Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	188
Virginia Public School Authority, Ser IX, RB
5.000%, 04/15/11	1,000	1,060
Virginia State, White Oak Village Shops, Special Assessment
5.300%, 03/01/17	250	246

		3,155

Washington — 2.2%
King County, Public Hospital District No. 1, Ser B, GO
Callable 06/01/18 @ 100
5.250%, 12/01/37	850	883
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	432

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	$1,000	$716
Washington State, Ser C, GO
5.000%, 01/01/18	1,500	1,739

		3,770

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,040

Total Municipal Bonds (Cost $112,437) ($ Thousands)		110,898

PREFERRED STOCK — 24.7%

Energy — 0.6%
Apache
5.680%	10,000	1,004

Financials — 19.6%
Aegon
6.500%	5,000	85
6.375%	47,800	805
4.000% (B)	13,100	193
Allianz
8.375%	90,490	2,138
American International Group
8.500% (E)	1,700	18
Arch Capital Group
8.000%	19,400	470
7.875%	30,300	723
Bank of America
8.625%	22,700	513
8.200%	40,000	880
Barclays Bank PLC
8.125%	55,030	1,292
7.750%	59,500	1,324
6.625%	29,268	562
Credit Suisse Guernsey
7.900%	117,100	2,951
Delphi Financial Group
7.376% (B)	2,000	35
Deutsche Bank Capital Funding Trust IX
6.625%	38,900	785
Deutsche Bank Capital Funding Trust VIII
6.375%	10,900	227

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	9

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Shares	Value ($ Thousands)

Deutsche Bank Capital Funding Trust X
7.350%	21,800	$490
Deutsche Bank Contingent Capital Trust II
6.550%	77,500	1,531
Deutsche Bank Contingent Capital Trust III
7.600%	12,000	277
Goldman Sachs Group
4.000% (B)	43,800	884
Heller Financial
6.687%	13,700	1,206
HSBC Finance
6.360%	14,300	275
HSBC Holdings PLC
6.200%	65,200	1,322
HSBC USA
4.500% (B)	14,800	311
2.858%	17,600	717
ING Groep
7.050%	39,200	678
6.375%	54,800	888
JPMorgan Chase
6.150%	6,500	315
MetLife
6.500%	35,000	782
4.000% (B)	14,900	311
Morgan Stanley Group
4.000% (B)	64,100	1,218
National Bank of Greece
9.000%	35,100	787
National Westminster Bank PLC
7.760%	8,900	151
PartnerRe
6.750%	31,400	700
6.500%	12,900	281
PNC Financial Services Group
9.875% (B)	10,000	283
Principal Financial Group
6.518% (B)	5,700	111
Prudential PLC
6.750%	73,400	1,560
6.500%	47,400	961
RenaissanceRe Holdings
6.600%	12,800	262
6.080%	34,400	651
Santander Finance Preferred Unipersonal
10.500% *	89,147	2,451
US Bancorp
7.875%	27,600	746
3.500% (B)	16,300	326

		33,476

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Industrials — 0.6%
CoBank ACB
11.000%	20,000	$976

Utilities — 3.9%
Alabama Power
6.450%	38,000	969
Georgia Power
6.500%	14,500	1,399
Gulf Power
6.450%	8,000	785
6.000%	5,000	455
Interstate Power & Light
8.375%	24,700	684
7.100%	6,300	159
PPL Electric Utilities
6.250%	20,000	471
South Carolina Electric & Gas
6.520%	12,500	1,210
Wisconsin Public Service
6.880%	5,000	495

		6,627

Total Preferred Stock (Cost $34,901) ($ Thousands)		42,083

CORPORATE BONDS — 9.0%

Financials — 9.0%
ANZ Capital Trust II
5.360%, 12/29/49	$700	649
AXA (B)
6.463%, 12/14/18	2,400	1,827
6.379%, 12/14/36	1,000	802
BBVA International Preferred Unipersonal (B)
5.919%, 12/31/49	2,900	2,233
BNP Paribas (B)
7.195%, 06/29/49	1,500	1,380
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	419
Credit Agricole (B)
6.637%, 05/31/49	3,272	2,585
JPMorgan Chase (B)
7.900%, 04/29/49	1,600	1,565
PNC Financial Services Group (B)
8.250%, 05/29/49	1,000	999
Rabobank Nederland (B)
11.000%, 12/31/49	200	247
Societe Generale (B)
5.922%, 04/05/17	200	154

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2009

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2009

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Standard Chartered PLC (B)
7.014%, 07/30/37	$1,000	$878
Wells Fargo (B)
7.980%, 03/15/18	1,000	927
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	544

Total Corporate Bonds (Cost $12,958) ($ Thousands)		15,209

CASH EQUIVALENT — 0.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.050% † (F)	544,598	545

Total Cash Equivalent (Cost $545) ($ Thousands)		545

Total Investments — 99.1% (Cost $160,841) ($ Thousands)@		$168,735

Percentages are based on Net Assets of $170,281 ($ Thousands).

†	Investment in Affiliated Security.

*	Non-income producing security.

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Security in default on interest payments.

(E)	Convertible Security.

(F)	Rate shown is the 7-day effective yield as of November 30, 2009.

ABAG — Association of Bay Area Governments

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

NATL—RE FGIC — National Public Finance Guarantee Corporation re-insurance of Financial Guaranty Insurance Company

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

@ At November 30, 2009, the tax basis cost of the Fund's investments was $160,660 ($ Thousands), and the unrealized appreciation and depreciation were $15,553 ($ Thousands) and $(7,478) ($Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2009 valuing the Fund’s investments in accordance with ASC 820 (formerly SFAS No. 157) carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$110,898	$—	$110,898
Preferred Stock	42,083	—	—	42,083
Corporate Bonds	—	15,209	—	15,209
Cash Equivalent	545	—	—	545

Total Investments in Securities	$42,628	$126,107	$—	$168,735

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2009	11

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Tax Exempt Trust

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date January 29, 2010

By (Signature and Title)	/s/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date January 29, 2010